[front cover]

                              STATE STREET RESEARCH

                              ---------------------
                                  CAPITAL FUND
                              ---------------------

                              SEMIANNUAL REPORT
                              March 31, 1999

                              -------------
                              WHAT'S INSIDE
                              -------------

                              Investment Update

                              About the Fund,
                              economy and markets

                              Fund Information

                              Facts and figures

                              Plus, Complete Portfolio Holdings
                              and Financial Statements

[Dalbar seal]

DALBAR KEY HONORS
  COMMITMENT TO:
    INVESTORS
       1998

[end Dalbar seal]

  For Excellence
        in
Shareholder Service


[SSR 75th Anniversary logo]
STATE STREET RESEARCH
75 YEARS

LASTING VALUES
--------------
LEADING IDEAS
[end SSR 75th Anniversary logo]

STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

o Americans continued to reap the benefits of a healthy economy. Inflation remained low, unemployment hovered around 4%, and wages rose. The fourth quarter of 1998 was far stronger than economists expected, with growth reported at 6.1%.

o Favorable economic factors stimulated retail sales through the holiday season and into the first quarter of 1999. Lower energy costs and mortgage rates translated into additional income for many consumers.

o The nation's savings rate fell below zero, but debate flared over the significance of that figure because it does not include retirement savings in tax-advantaged accounts.

The Markets

o The S&P 500, a broad measure of common stock performance, gained 27.32% for the six-month period.(1) Gains were concentrated in a narrow band of large, high-quality growth and technology stocks. Small and medium-sized company stocks lagged the market. In fact, the smaller the company, the wider the gap between growth and value stock performance.

o Bonds benefited from three quick interest rate cuts late in 1998. However, the yield on the long-term Treasury benchmark climbed from 5.0% back up to 5.7% by the end of the period. Investors sought bonds of the highest quality in the wake of market turmoil initiated by a currency crisis in Russia. High-yield bonds were weak during the first half of the period, but picked up early in 1999 as investors regained confidence in the market.

THE FUND

Over the past six months

o For the six months ended March 31, 1999, Class A shares of Capital Fund returned 24.90% [does not reflect sales charge.](2) The Fund slightly underperformed the Lipper capital appreciation funds which averaged a gain of 28.71% for the period.

o Although the Fund lagged its peer group, it delivered solid double-digit returns during a period that was generally favorable to stocks.

o The Fund's investments in media, advertising and Internet stocks helped performance as many of these companies demonstrated strong business trends.

o The Fund's exposure to health care was a drag on performance as the industry was weak and stock selection hurt.

Current Strategy

o The Fund is invested in mid-sized companies that have above-average growth potential. The emphasis is on consumer services and technology companies.

o Stocks in the Fund have relatively low valuations, which should make them attractive as investment leadership changes.

March 31, 1999

(1)The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2)24.37% for Class B(1) shares; 24.37% for Class B shares; 24.41% for Class C shares; 25.05% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(4)The Fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.

(5)Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 1999)
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)(3),(4),(5)

              =================================================
                           10 Years       5 Years        1 Year
              -------------------------------------------------
              Class A        14.70%       10.20%         -9.07%
              -------------------------------------------------
              Class B(1)     14.87%       10.41%         -8.52%
              -------------------------------------------------
              Class B        14.87%       10.41%         -8.52%
              -------------------------------------------------
              Class C        14.90%       10.70%         -5.09%
              -------------------------------------------------
              Class S        15.58%       11.82%         -3.27%
              =================================================

Top 10 Holdings
(by percentage of net assets)

1  America Online Internet software                          3.9%
2  Qwest Communications International  Telecommunications    3.3%
3  Harley-Davidson Motorcycles                               2.9%
4  Clear Channel Communications TV radio stations            2.8%
5  Outdoor Systems Outdoor advertising                       2.7%
6  Valassis Communications Consumer promotion products       2.6%
7  Mirage Resorts Hotels/casinos                             2.5%
8  Univision Communications Spanish language television      2.4%
9  Danaher Hand tools, auto parts                            2.3%
10 Sybron International Dental laboratory products           2.2%

These securities represent an aggregate of 27.6% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

-------------------------------[BAR CHART]--------------------------------------

Top 5 Industries
(by percentage of net assets)

                      Retail                        11.0%

                      Commercial Services           10.4%

                      Communications,                9.8%
                      Media & Entertainment

                      Advertising Agencies           7.7%

                      Financial Data
                      Processing Services            6.6%
                      & Systems

                      Total: 45.5%

-------------------------------[END BAR CHART]----------------------------------

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
                                                                      Value
                                                       Shares        (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS 99.9%
Automobiles & Transportation 2.9%
Miscellaneous Transportation 2.9%
Harley-Davidson Inc. ..............................    459,100   $ 26,398,250
                                                                 ------------
Total Automobiles & Transportation ...........................     26,398,250
                                                                 ------------
Consumer Discretionary 48.1%
Advertising Agencies 7.7%
Outdoor Systems Inc.* .............................    803,093     24,092,790
TMP Worldwide Inc.* ...............................     55,300      3,584,131
Valassis Communications Inc. ......................    446,000     23,080,500
Young & Rubicam Inc.* .............................    447,000     18,215,250
                                                                 ------------
                                                                   68,972,671
                                                                 ------------
Casinos/Gambling, Hotel/Motel 3.3%
International Game Technology Inc. ................    481,600      7,013,300
Mirage Resorts Inc.* ..............................  1,073,200     22,805,500
                                                                 ------------
                                                                   29,818,800
                                                                 ------------
Commercial Services 10.4%
America Online Inc.* ..............................    237,400     34,660,400
Cendant Corp.* ....................................  1,141,561     17,979,586
Central Parking Corp. .............................    218,700      7,545,150
Cintas Corp. ......................................    111,700      7,302,388
iVillage Inc.* ....................................     10,100      1,015,050
Priceline.com, Inc.* ..............................     13,400      1,110,525
Robert Half International Inc.* ...................    259,500      8,514,844
Waste Management Inc.* ............................    338,500     15,020,937
                                                                 ------------
                                                                   93,148,880
                                                                 ------------
Communications, Media & Entertainment 9.8%
Capstar Broadcasting Corp. Cl. A* .................    514,700     11,805,931
Chancellor Media Corp. ............................    267,700     12,615,362
Clear Channel Communications Inc.* ................    370,620     24,854,705
Fox Entertainment Group Inc. Cl. A * ..............    202,200      5,484,675
Infinity Broadcasting Corp. Cl. A* ................    217,300      5,595,475
SFX Entertainment, Inc. Cl. A* ....................     92,000      5,939,750
Univision Communications Inc. Cl. A* ..............    428,300     21,415,000
                                                                 ------------
                                                                   87,710,898
                                                                 ------------
Consumer Electronics 0.2%
Doubleclick Inc.* .................................     12,200      2,221,163
                                                                 ------------
Consumer Products 0.5%
Maytag Corp. ......................................     73,800      4,455,675
                                                                 ------------
Consumer Services 1.6%
Apollo Group Inc. Cl. A* ..........................    491,300     14,677,587
                                                                 ------------
Leisure Time 1.5%
Royal Caribbean Cruises Ltd.* .....................    344,300     13,427,700
                                                                 ------------

--------------------------------------------------------------------------------
                                                                      Value
                                                       Shares        (Note 1)
--------------------------------------------------------------------------------
Printing & Publishing 0.3%
Central Newspapers Inc. Cl. A .....................     82,000   $  2,552,250
                                                                 ------------
Retail 11.0%
Family Dollar Stores Inc. .........................    823,100     18,931,300
Jones Apparel Group Inc.* .........................    618,200     17,270,962
Linens 'n Things Inc.* ............................    397,400     18,032,025
Men's Wearhouse, Inc.* ............................    455,412     13,150,021
Saks Inc.* ........................................    552,300     14,359,800
U.S.A. Networks Inc.* .............................    488,627     17,498,955
                                                                 ------------
                                                                   99,243,063
                                                                 ------------
Shoes 0.3%
Nine West Group Inc.* .............................     95,900      2,367,531
                                                                 ------------
Toys 1.5%
Mattel Inc. .......................................    541,800     13,477,275
                                                                 ------------
Total Consumer Discretionary ...................................  432,073,493
                                                                 ------------
Consumer Staples 1.1%
Drug & Grocery Store Chains 1.1%
CVS Corp. .........................................    206,900      9,827,750
                                                                 ------------
Total Consumer Staples .........................................    9,827,750
                                                                 ------------
Financial Services 12.3%
Banks & Savings & Loan 1.2%
TCF Financial Corp. ...............................    418,700     10,886,200
                                                                 ------------
Financial Data Processing Services & Systems 6.6%
Bisys Group Inc.* .................................    116,000      6,525,000
Concord EFS Inc.* .................................    529,100     14,583,319
Fiserv Inc.* ......................................    359,650     19,286,231
Nova Corp.* .......................................    538,300     14,130,375
Paychex Inc. ......................................     97,200      4,610,925
                                                                 ------------
                                                                   59,135,850
                                                                 ------------
Insurance 1.5%
Ace Ltd. ..........................................    435,100     13,569,681
                                                                 ------------
Miscellaneous Financial 3.0%
Capital One Financial Corp. .......................     75,000     11,325,000
Heller Financial Inc. Cl. A .......................    644,000     15,134,000
                                                                 ------------
                                                                   26,459,000
                                                                 ------------
Total Financial Services .......................................  110,050,731
                                                                 ------------
Health Care 5.4%
Health Care Facilities 1.4%
Health Management Associates, Inc. Cl. A* .........    999,050     12,175,922
                                                                 ------------
Health Care Services 1.8%
Lincare Holdings Inc.* ............................    591,700     16,641,562
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      Value
                                                       Shares        (Note 1)
                                                   ------------- ---------------
Hospital Supply 2.2%
Sybron International Corp.* ......................     785,000   $ 19,625,000
                                                                 ------------
Total Health Care ............................................     48,442,484
                                                                 ------------
Materials & Processing 0.9%
Containers & Packaging 0.9%
AptarGroup Inc. ..................................     316,100      8,218,600
                                                                 ------------
Total Materials & Processing .................................     8,218,600
                                                                 ------------
Other Energy 4.5%
Oil & Gas Producers 3.3%
Anadarko Petroleum Corp. .........................     410,500     15,496,375
Burlington Resources Inc. ........................     363,900     14,533,256
                                                                 ------------
                                                                   30,029,631
                                                                 ------------
Oil Well Equipment & Services 1.2%
BJ Services Co.* .................................     179,000      4,195,313
Noble Drilling Corp.* ............................     360,300      6,237,693
                                                                 ------------
                                                                   10,433,006
                                                                 ------------
Total Other Energy ...........................................     40,462,637
                                                                 ------------
Producer Durables 5.8%
Aerospace 1.2%
Gulfstream Aerospace Corp.* ......................     253,800     11,008,575
                                                                 ------------
Miscellaneous Equipment 2.3%
Danaher Corp. ....................................     401,700     20,988,825
                                                                 ------------
Production Technology Equipment 2.3%
KLA-Tencor Corp.* ................................     236,400     11,480,175
Millipore Corp. ..................................     264,700      6,385,888
Solectron Corp.* .................................      46,500      2,258,156
                                                                 ------------
                                                                   20,124,219
                                                                 ------------
Total Producer Durables ......................................     52,121,619
                                                                 ------------
Technology 14.4%
Communications Technology 5.7%
American Tower Corp. Cl. A* ......................     541,300     13,261,850
Comverse Technology Inc.* ........................      28,700      2,439,500
CSG Systems International Inc.* ..................     468,400     18,472,525
Inktomi Corp.* ...................................      38,000      3,258,500
Network Associates Inc.* .........................     279,900      8,589,431
Network Solutions Inc. Cl. A* ....................      31,600      3,341,700
Sterling Commerce Inc.* ..........................      59,200      1,820,400
                                                                 ------------
                                                                   51,183,906
                                                                 ------------

--------------------------------------------------------------------------------
                                                                      Value
                                                       Shares        (Note 1)
--------------------------------------------------------------------------------
Computer Software 3.2%
Cadence Design Systems Inc.* .....................     162,500   $  4,184,375
Citrix Systems Inc.* .............................     101,600      3,873,500
Intuit, Inc.* ....................................      26,600      2,706,550
Keane Inc.* ......................................     182,000      3,878,875
Novell Inc.* .....................................     444,000     11,183,250
Symantec Corp.* ..................................     184,400      3,123,275
                                                                 ------------
                                                                   28,949,825
                                                                 ------------
Computer Technology 2.0%
Gateway 2000 Inc.* ...............................      75,500      5,176,468
Network Appliance Inc.* ..........................      41,400      2,090,700
Seagate Technology, Inc.* ........................      61,900      1,829,919
Silicon Graphics Inc.* ...........................     549,400      9,168,113
                                                                 ------------
                                                                   18,265,200
                                                                 ------------
Electronics: Semi-Conductors/Components 3.5%
Altera Corp.* ....................................     242,600     14,434,700
Linear Technology Corp. ..........................     105,200      5,391,500
Maxim Integrated Products Inc.* ..................     203,100     10,992,788
SCI Systems Inc.* ................................      13,600        402,900
                                                                 ------------
                                                                   31,221,888
                                                                 ------------
Total Technology .............................................    129,620,819
                                                                 ------------
Utilities 4.5%
Telecommunications 4.5%
Colt Telecom Group PLC ADR* ......................      27,900      2,003,569
Gilat Satellite Networks Ltd.* ...................     146,900      8,814,000
Qwest Communications International Inc.* .........     413,098     29,781,784
                                                                 ------------
                                                                   40,599,353
                                                                 ------------
Total Utilities ..............................................     40,599,353
                                                                 ------------
Total Common Stocks (Cost $670,520,714).......................    897,815,736
                                                                 ------------
SHORT-TERM INVESTMENTS 3.0%
AIM Liquid Assets Portfolio ......................  26,875,142     26,875,142
                                                                 ------------
Total Short-Term Investments (Cost $26,875,142) ..............     26,875,142
                                                                 ------------
--------------------------------------------------------------------------------
                                      Principal     Maturity
                                        Amount        Date
--------------------------------------------------------------------------------
COMMERCIAL PAPER 0.5%
American Express Credit
  Corp., 4.85% ...................... $4,221,000    4/01/1999       4,221,000
                                                                 ------------
Total Commercial Paper (Cost $4,221,000) ........................   4,221,000
                                                                 ------------
Total Investments (Cost $701,616,856)--103.4% ................... 928,911,878
Cash and Other Assets, Less Liabilities--(3.4%) ................. (30,571,107)
                                                                 ------------
Net Assets--100.0% ..............................................$898,340,771
                                                                 ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
March 31, 1999 (Unaudited)

Federal Income Tax Information:
At March 31, 1999, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $701,659,798 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost .........   $256,495,575
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value .........    (29,243,495)
                                                                 ------------
                                                                 $227,252,080
                                                                 ============

--------------------------------------------------------------------------------
* Nonincome-producing securities

 ADR stands for American Despositary Receipt, representing ownership of foreign securities.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets
Investments, at value (Cost $701,616,856) (Note 1)..............   $928,911,878
Cash ...........................................................         8,293
Receivable for securities sold .................................     9,511,134
Receivable for fund shares sold ................................       564,618
Dividends and interest receivable ..............................       226,901
Other assets ...................................................        85,681
                                                                   ------------
                                                                   939,308,505
Liabilities
Payable for collateral received on securities loaned ...........    26,875,142
Payable for securities purchased ...............................     8,932,372
Payable for fund shares redeemed ...............................     2,418,084
Accrued transfer agent and shareholder services
  (Note 2) .....................................................     1,582,018
Accrued management fee (Note 2) ................................       593,435
Accrued distribution and service fees (Note 4) .................       472,537
Accrued trustees' fees (Note 2) ................................        27,249
Other accrued expenses .........................................        66,897
                                                                   ------------
                                                                    40,967,734
                                                                   ------------
Net Assets                                                         $898,340,771
                                                                   ============
Net Assets consist of:
 Unrealized appreciation of investments ........................   $227,295,022
 Accumulated net realized gain .................................    24,357,769
 Paid-in capital ...............................................   646,687,980
                                                                   ------------
                                                                   $898,340,771
                                                                   ============
Net Asset Value and redemption price per share of
  Class A shares ($354,817,936 [divided by] 26,395,995 shares)..   $     13.44
                                                                   ============
Maximum Offering Price per share of Class A shares
  ($13.44 [divided by] .9425)...................................   $     14.26
                                                                   ============
Net Asset Value and offering price per share of Class
  B(1) shares ($3,774,712 [divided by] 295,761 shares)*.........   $     12.76
                                                                   ============
Net Asset Value and offering price per share of Class
  B shares ($377,040,423 [divided by] 29,540,611 shares)*.......   $     12.76
                                                                   ============
Net Asset Value and offering price per share of Class
  C shares ($50,674,706 [divided by] 3,961,374 shares)*.........   $     12.79
                                                                   ============
Net Asset Value, offering price and redemption price
  per share of Class S shares ($112,032,994 [divided by]
  8,166,389 shares) ............................................   $     13.72
                                                                   ============

--------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended March 31, 1999 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $6,026.....................    $  1,076,608
Interest (Note 1) ............................................         759,363
                                                                  ------------
                                                                     1,835,971
Expenses
Management fee (Note 2) ......................................       3,282,019
Transfer agent and shareholder services (Note 2) .............       1,721,625
Custodian fee ................................................         119,778
Reports to shareholders ......................................          69,605
Registration fees ............................................          29,534
Trustees' fees (Note 2) ......................................          18,625
Audit fee ....................................................          15,525
Legal fees ...................................................           7,250
Service fee-Class A (Note 4) .................................         439,700
Distribution and service fees--Class B(1) (Note 4) ...........           5,114
Distribution and service fees--Class B (Note 4) ..............       1,924,614
Distribution and service fees--Class C (Note 4) ..............         268,866
Miscellaneous ................................................          24,450
                                                                  ------------
                                                                     7,926,705
Fees paid indirectly (Note 2) ................................        (106,809)
                                                                  ------------
                                                                     7,819,896
                                                                  ------------
Net investment loss ..........................................      (5,983,925)
                                                                  ------------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3) .............      24,439,156
Net unrealized appreciation of investments ...................     180,762,743
                                                                  ------------
Net gain on investments ......................................     205,201,899
                                                                  ------------
Net increase in net assets resulting from operations .........    $199,217,974
                                                                  ============

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Six months ended
                                           Year ended        March 31, 1999
                                       September 30, 1998     (Unaudited)
                                      -------------------- -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss .................   $ (13,857,461)       $ (5,983,925)
Net realized gain on investments.....     109,471,374          24,439,156
Net unrealized appreciation
  (depreciation) of investments .....    (302,805,063)        180,762,743
                                        --------------       ------------
Net increase (decrease) resulting
  from operations ...................    (207,191,150)        199,217,974
                                        --------------       ------------
Distributions from net realized
  gains:
 Class A ............................      (3,841,210)        (34,950,690)
 Class B ............................      (4,724,072)        (41,134,345)
 Class C ............................        (889,094)         (5,936,698)
 Class S ............................      (1,541,241)        (11,198,920)
                                        --------------       ------------
                                          (10,995,617)        (93,220,653)
                                        --------------       ------------
Net decrease from fund share
  transactions (Note 5) .............    (272,124,846)        (60,542,577)
                                        --------------       ------------
Total increase (decrease) in net
  assets ............................    (490,311,613)         45,454,744
Net Assets
Beginning of period .................   1,343,197,640         852,886,027
                                        --------------       ------------
End of period .......................   $ 852,886,027        $898,340,771
                                        ==============       ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 1999

Note 1

State Street Research Capital Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists presently of three separate funds: State Street Research Capital Fund, State Street Research Emerging Growth Fund and State Street Research Aurora Fund.

The investment objective of the Fund is to seek maximum capital appreciation by investing primarily in common stocks of emerging growth companies and of companies considered to be undervalued special situations, as determined by the Fund's investment manager.

The Fund offers five classes of shares. Until December 31, 1998 Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay an annual service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At March 31, 1999, the value of the securities loaned and the value of collateral were $70,708,966 and $71,482,854 (including $26,875,142 of cash collateral), respectively. During the six months ended March 31, 1999, income from securities lending amounted to $272,243 and is included in interest income.

Note 2

The management fee is 0.75% of the first $500 million of net assets, annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 1999, the fees pursuant to such agreement amounted to $3,282,019.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended March 31, 1999, the amount of such expenses was $585,317.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended March 31, 1999, the Fund's transfer agent fees were reduced by $106,809 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,625 during the six months ended March 31, 1999.

Note 3

For the six months ended March 31, 1999, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $314,343,154 and $424,077,284, respectively.

Note 4

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 1999, fees pursuant to such plan amounted to $439,700, $1,924,614 and $268,866 for Class A, Class B and Class C shares, respectively. For the period January 1, 1999 (commencement of share class) to March 31, 1999, fees pursuant to such plan amounted to $5,114 for Class B(1) shares.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $429,362 and $2,729,244, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 1999, and that MetLife Securities, Inc. earned commissions aggregating $236,573 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $623,418 and $1,489 on redemptions of Class B and Class C shares, respectively, during the same period. MetLife Securities, Inc. earned commissions aggregating $70,875 on sales and the Distributor collected contingent deferred sales charges aggregating $1,022 on redemptions of Class B(1) shares during the period January 1, 1999 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At March 31, 1999, Metropolitan owned 37,965 Class B(1) shares and the Adviser owned 8,194 Class A shares of the Fund.

Share transactions were as follows:

                                                                              Year ended
                                                                          September 30, 1998
                                                                   ---------------------------------
Class A                                                                 Shares           Amount
--------------------------------------------------------------------------------------------------
Shares sold ......................................................     3,863,891    $   54,005,266
Issued upon reinvestment of distributions from net realized gains        290,200         3,744,989
Shares repurchased ...............................................    (9,397,620)     (131,768,041)
                                                                     -----------    --------------
Net decrease .....................................................    (5,243,529)   $  (74,017,786)
                                                                     ===========    ==============
Class B(1)*                                                            Shares           Amount
--------------------------------------------------------------------------------------------------
Shares sold ......................................................            --    $           --
Shares repurchased ...............................................            --                --
                                                                     -----------    --------------
Net increase .....................................................            --    $           --
                                                                      ==========    ==============
Class B                                                                Shares           Amount
--------------------------------------------------------------------------------------------------
Shares sold ......................................................     3,798,453    $   52,088,872
Issued upon reinvestment of distributions from net realized gains        363,257         4,523,184
Shares repurchased ...............................................   (11,729,199)     (158,398,285)
                                                                     -----------    --------------
Net decrease .....................................................    (7,567,489)   $ (101,786,229)
                                                                     ===========    ==============
Class C                                                                Shares           Amount
--------------------------------------------------------------------------------------------------
Shares sold ......................................................     1,281,510    $   18,048,769
Issued upon reinvestment of distributions from net realized gains         65,127           810,829
Shares repurchased ...............................................    (4,950,325)      (67,907,840)
                                                                     -----------    --------------
Net decrease .....................................................    (3,603,688)   $  (49,048,242)
                                                                     ===========    ==============
Class S                                                                Shares           Amount
--------------------------------------------------------------------------------------------------
Shares sold ......................................................     4,001,288    $   57,553,551
Issued upon reinvestment of distributions from net realized gains        115,761         1,516,467
Shares repurchased ...............................................    (7,494,655)     (106,342,607)
                                                                     -----------    --------------
Net decrease .....................................................    (3,377,606)   $  (47,272,589)
                                                                     ===========    ==============
--------------------------------------------------------------------------------------------------

                                                                            Six months ended
                                                                             March 31, 1999
                                                                              (Unaudited)
                                                                     ------------------------------
Class A                                                                 Shares            Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................     20,037,016    $  260,110,205
Issued upon reinvestment of distributions from net realized gains       2,837,347        33,878,568
Shares repurchased ...............................................    (23,178,901)     (300,706,961)
                                                                      -----------    --------------
Net decrease .....................................................       (304,538)   $   (6,718,188)
                                                                      ===========    ==============
Class B(1)*                                                             Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................        302,993    $    3,854,970
Shares repurchased ...............................................         (7,232)          (95,335)
                                                                      -----------    --------------
Net increase .....................................................        295,761    $    3,759,635
                                                                      ===========    ==============
Class B                                                                 Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................      1,075,280    $   12,803,665
Issued upon reinvestment of distributions from net realized gains       3,398,217        38,637,975
Shares repurchased ...............................................     (6,872,301)      (83,698,474)
                                                                      -----------    --------------
Net decrease .....................................................     (2,398,804)   $  (32,256,834)
                                                                      ===========    ==============
Class C                                                                 Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................        612,393    $    7,416,115
Issued upon reinvestment of distributions from net realized gains         471,367         5,373,580
Shares repurchased ...............................................     (1,937,192)      (23,333,581)
                                                                      -----------    --------------
Net decrease .....................................................       (853,432)   $  (10,543,886)
                                                                      ===========    ==============
Class S                                                                 Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................      1,651,893    $   21,354,867
Issued upon reinvestment of distributions from net realized gains         897,316        10,929,580
Shares repurchased ...............................................     (3,687,310)      (47,067,751)
                                                                      -----------    --------------
Net decrease .....................................................     (1,138,101)   $  (14,783,304)
                                                                      ===========    ==============
---------------------------------------------------------------------------------------------------

*January 1, 1999 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                  Class A
                                                         ---------------------------------------------------------
                                                                         Years ended September 30
                                                         ---------------------------------------------------------
                                                            1994      1995(a)    1996(a)     1997(a)     1998(a)
                                                         ---------- ---------- ----------- ----------- -----------
Net asset value, beginning of period ($)                     10.43       9.92       13.53       13.76       14.74
                                                           -------    -------     -------     -------     -------
 Net investment loss ($)                                     (0.04)     (0.04)      (0.05)      (0.08)      (0.12)
 Net realized and unrealized gain (loss) on
  investments ($)                                             0.28       3.69        1.30        1.06       (2.54)
                                                           -------    -------     -------     -------     -------
Total from investment operations ($)                          0.24       3.65        1.25        0.98       (2.66)
                                                           -------    -------     -------     -------     -------
 Distributions from net realized gains ($)                   (0.75)     (0.04)      (1.02)         --       (0.13)
                                                           -------    -------     -------     -------     -------
Total distributions ($)                                      (0.75)     (0.04)      (1.02)         --       (0.13)
                                                           -------    -------     -------     -------     -------
Net asset value, end of period ($)                            9.92      13.53       13.76       14.74       11.95
                                                           =======    =======     =======     =======     =======
Total return (b) (%)                                          2.51      36.95       10.12        7.12      (18.14)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                   19,891     55,250     114,247     470,977     319,014
Ratio of operating expenses to average net assets (%)         1.41       1.33        1.26        1.21        1.39
Ratio of net investment loss to average net assets (%)       (0.55)     (0.34)      (0.39)      (0.60)      (0.88)
Portfolio turnover rate (%)                                 167.08     214.59      215.07      230.66       86.34

                                                              Class A           Class B(1)
                                                         ------------------ ------------------
                                                          Six months ended     Period ended
                                                           March 31, 1999     March 31, 1999
                                                           (Unaudited)(a)    (Unaudited)(a)(c)
                                                         ------------------ ------------------
Net asset value, beginning of period ($)                         11.95              13.17
                                                               -------             ------
 Net investment loss ($)                                         (0.06)             (0.04)
 Net realized and unrealized gain (loss) on
  investments ($)                                                 2.87              (0.37)
                                                               -------             ------
Total from investment operations ($)                              2.81              (0.41)
                                                               -------             ------
 Distributions from net realized gains ($)                      (1.32)                 --
                                                               -------             ------
Total distributions ($)                                         (1.32)                 --
                                                               -------             ------
Net asset value, end of period ($)                               13.44              12.76
                                                               =======             ======
Total return (b) (%)                                             24.90(d)           (3.11)(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                      354,818              3,775
Ratio of operating expenses to average net assets (%)             1.42(e)            2.20(e)
Ratio of net investment loss to average net assets (%)           (0.99)(e)          (1.71)(e)
Portfolio turnover rate (%)                                      34.74              34.74

                                                                                  Class B
                                                         ----------------------------------------------------------
                                                                          Years ended September 30
                                                         ----------------------------------------------------------
                                                            1994      1995(a)     1996(a)     1997(a)     1998(a)
                                                         ---------- ----------- ----------- ----------- -----------
Net asset value, beginning of period ($)                    10.40        9.82       13.29       13.40       14.24
                                                           ------      ------     -------     -------     -------
 Net investment loss ($)                                    (0.08)      (0.12)      (0.14)      (0.17)      (0.22)
 Net realized and unrealized gain (loss) on
  investments ($)                                            0.25        3.63        1.27        1.01       (2.44)
                                                           ------     -------     -------     -------     -------
Total from investment operations ($)                         0.17        3.51        1.13        0.84       (2.66)
                                                           ------     -------     -------     -------     -------
 Distributions from net realized gains ($)                  (0.75)      (0.04)      (1.02)         --       (0.13)
                                                           ------     -------     -------     -------     -------
Total distributions ($)                                     (0.75)      (0.04)      (1.02)         --       (0.13)
                                                           ------     -------     -------     -------     -------
Net asset value, end of period ($)                           9.82       13.29       13.40       14.24       11.45
                                                           ======     =======     =======     =======     =======
Total return (b) (%)                                         1.79       35.90        9.33        6.27      (18.78)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                  73,354     203,446     386,899     562,392     365,547
Ratio of operating expenses to average net assets (%)        2.16        2.08        2.01        1.98        2.13
Ratio of net investment loss to average net assets (%)      (1.28)      (1.10)      (1.13)      (1.32)      (1.63)
Portfolio turnover rate (%)                                167.08      214.59      215.07      230.66       86.34

                                                              Class B
                                                         -----------------
                                                          Six months ended
                                                           March 31, 1999
                                                           (Unaudited)(a)
                                                         -----------------
Net asset value, beginning of period ($)                        11.45
                                                              -------
 Net investment loss ($)                                       (0.11)
 Net realized and unrealized gain (loss) on
  investments ($)                                                2.74
                                                              -------
Total from investment operations ($)                             2.63
                                                              -------
 Distributions from net realized gains ($)                     (1.32)
                                                              -------
Total distributions ($)                                        (1.32)
                                                              -------
Net asset value, end of period ($)                              12.76
                                                              =======
Total return (b) (%)                                            24.37(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                     377,040
Ratio of operating expenses to average net assets (%)            2.17(e)
Ratio of net investment loss to average net assets (%)          (1.74)(e)
Portfolio turnover rate (%)                                     34.74

--------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges.

(c) January 1, 1999 (commencement of share class) to March 31, 1999.

(d) Not annualized.

(e) Annualized.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                     Class C
                                                              -------------------------------------------------------
                                                                            Years ended September 30
                                                              -------------------------------------------------------
                                                                 1994     1995(a)    1996(a)     1997(a)     1998(a)
                                                              --------- --------- ----------- ----------- -----------
Net asset value, beginning of period ($)                         10.39      9.83       13.31       13.42       14.26
                                                                ------    ------     -------     -------     -------
 Net investment loss ($)                                         (0.09)    (0.12)      (0.14)      (0.17)      (0.22)
 Net realized and unrealized gain (loss) on investments ($)       0.28      3.64        1.27        1.01       (2.44)
                                                                ------    ------     -------     -------     -------
Total from investment operations ($)                              0.19      3.52        1.13        0.84       (2.66)
                                                                ------    ------     -------     -------     -------
 Distributions from net realized gains ($)                       (0.75)    (0.04)      (1.02)         --       (0.13)
                                                                ------    ------     -------     -------     -------
Total distributions ($)                                          (0.75)    (0.04)      (1.02)         --       (0.13)
                                                                ------    ------     -------     -------     -------
Net asset value, end of period ($)                                9.83     13.31       13.42       14.26       11.47
                                                                ======    ======     =======     =======     =======
Total return (b) (%)                                              2.00     36.07        9.23        6.26      (18.76)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                       37,783    95,797     190,319     120,051      55,208
Ratio of operating expenses to average net assets (%)             2.16      2.08        2.01        1.98        2.13
Ratio of net investment loss to average net assets (%)           (1.28)    (1.09)      (1.13)      (1.30)      (1.63)
Portfolio turnover rate (%)                                     167.08    214.59      215.07      230.66       86.34

                                                                   Class C
                                                              -----------------
                                                               Six months ended
                                                                March 31, 1999
                                                                (Unaudited)(a)
                                                              -----------------
Net asset value, beginning of period ($)                             11.47
                                                                    ------
 Net investment loss ($)                                             (0.11)
 Net realized and unrealized gain (loss) on investments ($)           2.75
                                                                    ------
Total from investment operations ($)                                  2.64
                                                                    ------
 Distributions from net realized gains ($)                           (1.32)
                                                                    ------
Total distributions ($)                                              (1.32)
                                                                    ------
Net asset value, end of period ($)                                   12.79
                                                                    ======
Total return (b) (%)                                                 24.41(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                           50,675
Ratio of operating expenses to average net assets (%)                 2.17(e)
Ratio of net investment loss to average net assets (%)               (1.74)(e)
Portfolio turnover rate (%)                                          34.74

                                                                                      Class S
                                                              --------------------------------------------------------
                                                                              Years ended September 30
                                                              --------------------------------------------------------
                                                                 1994      1995(a)    1996(a)    1997(a)     1998(a)
                                                              ---------- ---------- ---------- ----------- -----------
Net asset value, beginning of period ($)                          10.46      9.99     13.66       13.94       14.96
                                                                -------    ------    ------     -------      ------
 Net investment loss ($)                                          (0.03)    (0.01)    (0.01)      (0.05)      (0.09)
 Net realized and unrealized gain (loss) on investments ($)        0.31      3.72      1.31        1.07       (2.58)
                                                                -------    ------    ------     -------     -------
Total from investment operations ($)                               0.28      3.71      1.30        1.02       (2.67)
                                                                -------    ------    ------     -------     -------
 Distributions from net realized gains ($)                        (0.75)    (0.04)    (1.02)         --       (0.13)
                                                                -------    ------    ------     -------     -------
Total distributions ($)                                           (0.75)    (0.04)    (1.02)         --       (0.13)
                                                                -------    ------    ------     -------     -------
Net asset value, end of period ($)                                 9.99     13.66     13.94       14.96       12.16
                                                                =======    ======    ======     =======     =======
Total return (b) (%)                                               2.91     37.30     10.41        7.32      (17.94)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                        23,967    47,553    34,835     189,778     113,118
Ratio of operating expenses to average net assets (%)              1.16      1.08      1.01        0.96        1.14
Ratio of net investment loss to average net assets (%)            (0.32)    (0.07)    (0.08)      (0.37)      (0.63)
Portfolio turnover rate (%)                                      167.08    214.59    215.07      230.66       86.34

                                                                   Class S
                                                              -----------------
                                                               Six months ended
                                                                March 31, 1999
                                                                (Unaudited)(a)
                                                              -----------------
Net asset value, beginning of period ($)                            12.16
                                                                  -------
 Net investment loss ($)                                            (0.05)
 Net realized and unrealized gain (loss) on investments ($)          2.93
                                                                  -------
Total from investment operations ($)                                 2.88
                                                                  -------
 Distributions from net realized gains ($)                          (1.32)
                                                                  -------
Total distributions ($)                                             (1.32)
                                                                  -------
Net asset value, end of period ($)                                  13.72
                                                                  =======
Total return (b) (%)                                                25.05(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                         112,033
Ratio of operating expenses to average net assets (%)                1.17(e)
Ratio of net investment loss to average net assets (%)              (0.72)(e)
Portfolio turnover rate (%)                                         34.74

--------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges.

(c) January 1, 1999 (commencement of share class) to March 31, 1999.

(d) Not annualized.

(e) Annualized.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
--------------------------------------------------------------------------------

Fund Information               Officers                         Trustees
State Street Research          Ralph F. Verni                   Ralph F. Verni
Capital Fund                   Chairman of the Board,           Chairman of the Board,
One Financial Center           President and                    President, Chief Executive
Boston, MA 02111               Chief Executive Officer          Officer and Director,
                                                                State Street Research &
Investment Adviser             Peter C. Bennett                 Management Company
State Street Research &        Vice President
Management Company                                              Bruce R. Bond
One Financial Center           Jesus A. Cabrera                 Chairman of the Board,
Boston, MA 02111               Vice President                   Chief Executive Officer and
                                                                President,
Distributor                    Lawrence J. Haverty, Jr.         PictureTel Corporation
State Street Research          Vice President
Investment Services, Inc.                                       Steve A. Garban
One Financial Center           Richard J. Jodka                 Former Senior Vice President for
Boston, MA 02111               Vice President                   Finance and Operations and
                                                                Treasurer, The Pennsylvania
Shareholder Services           Rudolph K. Kluiber               State University
State Street Research          Vice President
Service Center                                                  Malcolm T. Hopkins
P.O. Box 8408                  James M. Weiss                   Former Vice Chairman of the
Boston, MA 02266-8408          Vice President                   Board and Chief Financial Officer,
1-800-562-0032                                                  St. Regis Corp.
                               Gerard P. Maus
Custodian                      Treasurer                        Dean O. Morton
State Street Bank and                                           Former Executive
Trust Company                  Joseph W. Canavan                Vice President, Chief
225 Franklin Street            Assistant Treasurer              Operating Officer and Director,
Boston, MA 02110                                                Hewlett-Packard Company
                               Douglas A. Romich
Legal Counsel                  Assistant Treasurer              Susan M. Phillips
Goodwin, Procter & Hoar LLP                                     Dean, School of Business and
Exchange Place                 Francis J. McNamara, III         Public Management, George
Boston, MA 02109               Secretary and General Counsel    Washington Unviersity; former
                                                                Member of the Board of Governors
                               Darman A. Wing                   of the Federal Reserve System and
                               Assistant Secretary and          Chairman and Commissioner of
                               Assistant General Counsel        the Commodity Futures Trading
                                                                Commission
                               Amy L. Simmons
                               Assistant Secretary              Toby Rosenblatt
                                                                President,
                                                                The Glen Ellen Company
                                                                Vice President,
                                                                Founders Investments Ltd.

                                                                Michael S. Scott Morton
                                                                Jay W. Forrester Professor of
                                                                Management, Sloan School of
                                                                Management, Massachusetts
                                                                Institute of Technology

[back cover]

State Street Research Capital Fund                                  ------------
One Financial Center                                                  Bulk Rate
Boston, MA 02111                                                    U.S. Postage
                                                                        PAID
                                                                      Permit #6
                                                                    Hartford, CT
                                                                    ------------

Questions? Comments?
Call us at 1-800-562-0032, or
     [hearing-impaired 1-800-676-7876]
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-mail us at:
     info@ssrfunds.com
Internet site:
     www.ssrfunds.com


[State Street Research logo]

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Reserach Capital Fund prospectus. This prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used after June 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0500)SSR-LD                                     CF-644F-0599

[front cover]

                              STATE STREET RESEARCH

                              ---------------------
                              EMERGING GROWTH FUND
                              ---------------------

                              SEMIANNUAL REPORT
                              March 31, 1999

                              -------------
                              WHAT'S INSIDE
                              -------------

                              Investment Update

                              About the Fund,
                              economy and markets

                              Fund Information

                              Facts and figures

                              Plus, Complete Portfolio Holdings
                              and Financial Statements

[Dalbar seal]

DALBAR KEY HONORS
  COMMITMENT TO:
    INVESTORS
       1998

[end Dalbar seal]

  For Excellence
        in
Shareholder Service


[SSR 75th Anniversary logo]
STATE STREET RESEARCH
75 YEARS

LASTING VALUES
--------------
LEADING IDEAS
[end SSR 75th Anniversary logo]

STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

o Americans continued to reap the benefits of a healthy economy. Inflation remained low, unemployment hovered around 4%, and wages rose. The fourth quarter of 1998 was far stronger than economists expected, with growth reported at 6.1%.

o Favorable economic factors stimulated retail sales through the holiday season and into the first quarter of 1999. Lower energy costs and mortgage rates translated into additional income for many consumers.

o The nation's savings rate fell below zero, but debate flared over the significance of that figure because it does not include retirement savings in tax-advantaged accounts.

The Markets

o The S&P 500, a broad measure of common stock performance, gained 27.32% for the six-month period.(1) Gains were concentrated in a narrow band of large, high-quality growth and technology stocks. Small and medium-sized company stocks lagged the market. In fact, the smaller the company, the wider the gap between growth and value stock performance.

o Bonds benefited from three quick interest rate cuts late in 1998. However, the yield on the long-term Treasury benchmark climbed from 5.0% back up to 5.7% by the end of the period. Investors sought bonds of the highest quality in the wake of market turmoil initiated by a currency crisis in Russia. High-yield bonds were weak during the first half of the period, but picked up early in 1999 as investors regained confidence in the market.

THE FUND

Over the past six months

o For the six months ended March 31, 1999, Class A shares of Emerging Growth Fund returned 20.30% [does not reflect sales charge.](2) The Fund outperformed the Lipper small-cap funds which averaged a gain of 12.53% for the period.

o The Fund delivered solid double-digit returns amid small-cap market volatility.

o Performance was driven by technology stocks, specifically the Fund's increased exposure to Internet-related business. Investments in consumer and financial sectors also contributed positively.

o Specific healthcare holdings which failed to meet earnings estimates, as well as business services stocks, held back performance.

Current Strategy

o The Fund continues to emphasize investment in technology, healthcare and consumer sectors. The manager's focus among Internet stocks is in those that appear to have unique competitive positions, not "me-too" identities.

o Management expects the slow-growth, low-inflation environment to support small-cap growth stocks and to yield improved earnings in this universe.


March 31, 1999

(1)The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2)20.14% for Class B(1) shares; 20.02% for Class B shares; 20.00% for Class C shares; 20.61% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(4)Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 1999)
--------------------------------------------------------------------------------
Average Annual Total Returns
(at maximum applicable sales charge)(3),(4)

              ==================================================
                         Life of Fund
                       (since 10/4/93)     5 Years       1 Year
              --------------------------------------------------
              Class A        6.24%          8.05%        -24.81%
              --------------------------------------------------
              Class B(1)     6.54%          8.30%        -24.46%
              --------------------------------------------------
              Class B        6.65%          8.27%        -24.54%
              --------------------------------------------------
              Class C        6.67%          8.56%        -21.48%
              --------------------------------------------------
              Class S        7.71%          9.65%        -19.95%
              ==================================================

Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

Top 10 Holdings
(by percentage of net assets)

1   Biovail Pharmaceuticals                             3.7%
2   Intelligent Polymers Drug delivery systems          3.4%
3   Remec Defense systems equipment                     2.7%
4   Total Renal Care Dialysis centers                   2.5%
5   Aeroflex Electronics                                2.3%
6   Steiner Leisure Commercial services                 2.2%
7   Young & Rubicam Marketing, communications           2.1%
8   USA Networks Television                             2.0%
9   Cadence Design Systems Computer software            1.9%
10  Nova Banking software                               1.8%

These securities represent an aggregate of 24.6% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

-------------------------------[BAR CHART]--------------------------------------

Top 5 Industries
(by percentage of net assets)

                      Commercial                   11.2%
                      Services

                      Computer                      9.1%
                      Software

                      Drugs &                       9.0%
                      Biotechnology

                      Retail                        8.8%

                      Communications                7.9%
                      Technology

                      Total: 46.0%

-------------------------------[END BAR CHART]----------------------------------

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 1999 (Unaudited)

----------------------------------------------------------------------------------
                                                                           Value
                                                          Shares          (Note 1)
----------------------------------------------------------------------------------
COMMON STOCKS 100.7%
Automobiles & Transportation 0.7%
Air Transport 0.4%
Mesa Air Group, Inc.* ...........................         60,200        $  376,250
                                                                        ----------
Automotive Parts 0.3%
Gentex Corp.* ...................................         13,500           291,094
                                                                        ----------
Total Automobiles & Transportation .............................           667,344
                                                                        ----------
Consumer Discretionary 34.0%
Advertising Agencies 4.7%
Lamar Advertising Co. Cl. A* ....................         27,400           929,887
Valassis Communications Inc. ....................         29,900         1,547,325
Young & Rubicam Inc.* ...........................         48,200         1,964,150
                                                                        ----------
                                                                         4,441,362
                                                                        ----------
Commercial Services 11.2%
A.C. Nielson Corp.* .............................         23,900           648,287
Abacus Direct Corp.* ............................          6,800           557,600
Allied Waste Industries Inc.* ...................         43,470           627,598
Autobytel.com Inc.* .............................          2,800           117,250
Autoweb.com Inc.* ...............................            500            17,813
Casella Waste Systems Inc. Cl. A* ...............         38,700           873,169
Copart Inc.* ....................................         47,200           979,400
Corporate Executive Board Co. ...................          8,100           213,638
Critical Path Inc.* .............................          1,700           130,900
GeoCities* ......................................          4,600           503,987
iVillage Inc.* ..................................          1,100           110,550
Maximus Inc.* ...................................         21,300           620,362
META Group Inc.* ................................         23,800           365,925
Miningco.com Inc.* ..............................          4,200           375,900
Priceline.com, Inc.* ............................          1,100            91,163
ProBusiness Services Inc.* ......................         25,300         1,062,600
RoweCom Inc.* ...................................          1,200            52,350
Steiner Leisure Ltd.* ...........................         67,425         2,073,319
Valley Media Inc.* ..............................         17,700           402,675
Waste Connections Inc. ..........................         29,100           694,762
Ziff-Davis Inc.* ................................          1,300            46,800
                                                                        ----------
                                                                        10,566,048
                                                                        ----------
Communications, Media & Entertainment 4.3%
Broadcast.com Inc.* .............................          5,300           626,394
Cinar Films Inc. Cl. B* .........................         56,600         1,301,800
Clear Channel Communications Inc.* ..............         15,936         1,068,708
Infinity Broadcasting Corp. Cl. A* ..............         39,600         1,019,700
                                                                        ----------
                                                                         4,016,602
                                                                        ----------
----------------------------------------------------------------------------------
                                                                           Value
                                                          Shares          (Note 1)
----------------------------------------------------------------------------------
Consumer Electronics 1.4%
AboveNet Communications Inc.* ...................          4,500        $  588,937
InfoSpace.com Inc.* .............................          1,600           141,800
TheGlobe.com, Inc.* .............................          7,700           401,362
Xoom.com, Inc.* .................................          3,100           207,894
                                                                        ----------
                                                                         1,339,993
                                                                        ----------
Consumer Services 2.4%
Bright Horizons Family Solutions Corp.* .........         27,600           603,750
Corinthian Colleges Inc.* .......................          6,100           134,200
DeVry Inc.* .....................................         40,500         1,174,500
ITT Educational Services Inc.* ..................          4,000           150,250
Strayer Education Inc. ..........................          5,200           192,400
                                                                        ----------
                                                                         2,255,100
                                                                        ----------
Leisure Time 0.1%
Cheap Tickets Inc.* .............................          2,800            94,150
                                                                        ----------
Retail 8.8%
Aviation Sales Co.* .............................         16,500           734,250
Barbeques Galore Ltd. ADR* ......................         70,500           440,625
CSK Auto Corp.* .................................         36,700         1,098,706
Global Imaging Systems, Inc.* ...................         33,100           440,644
Guitar Center Inc.* .............................         18,800           384,225
Jones Apparel Group Inc.* .......................         38,000         1,061,625
Linens 'n Things Inc.* ..........................         15,700           712,387
Men's Wearhouse, Inc.* ..........................         21,000           606,375
Saks Inc.* ......................................         31,300           813,800
Ticketmaster Online City Search, Inc.
  Cl. B* ........................................          2,900            97,513
U.S.A. Networks Inc.* ...........................         52,300         1,872,994
                                                                        ----------
                                                                         8,263,144
                                                                        ----------
Shoes 1.1%
Stride Rite Corp. ...............................         56,700           694,575
Timberland Co. Cl. A* ...........................          5,000           315,313
                                                                        ----------
                                                                         1,009,888
                                                                        ----------
Total Consumer Discretionary ...................................        31,986,287
                                                                        ----------
Consumer Staples 1.5%
Beverages 0.5%
Golden State Vintners Inc. Cl. B * ..............         40,900           488,244
                                                                        ----------
Drug & Grocery Store Chains 1.0%
Duane Reade Inc.* ...............................         32,800           914,300
                                                                        ----------
Total Consumer Staples .........................................         1,402,544
                                                                        ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                        Value
                                                       Shares          (Note 1)
----------------------------------------------------------------------------------
Financial Services 12.8%
Banks & Savings & Loan 2.7%
Bank United Corp. Cl. A* ......................         11,800        $  482,325
City National Corp.* ..........................         12,700           392,113
North Fork Bancorporation, Inc.* ..............         22,400           473,200
One Valley Bancorp Inc.* ......................         10,100           352,238
Saint Paul Bancorp, Inc. ......................         19,600           424,462
TCF Financial Corp. ...........................         15,300           397,800
                                                                      ----------
                                                                       2,522,138
                                                                      ----------
Financial Data Processing Services & Systems 3.4%
Bisys Group Inc.* .............................          5,700           320,625
International Telecommunication Data
  Systems, Inc.* ..............................         32,600           403,425
Nova Corp.* ...................................         64,896         1,703,520
Profit Recovery Group International Inc.* .....         18,700           738,650
                                                                      ----------
                                                                       3,166,220
                                                                      ----------
Insurance 1.4%
Mutual Risk Management Ltd. ...................         19,932           762,399
Terra Nova Holdings Ltd. Cl. A* ...............         24,300           531,562
                                                                      ----------
                                                                       1,293,961
                                                                      ----------
Miscellaneous Financial 2.5%
ARM Financial Group, Inc. Cl. A ...............         22,300           333,106
Capital Re Corp. ..............................         12,700           219,075
Heller Financial Inc. Cl. A ...................         28,700           674,450
Metris Companies Inc.* ........................         15,600           629,850
Multex Systems Inc.* ..........................          1,100            68,750
T & W Financial Corp.* ........................         57,200           479,050
                                                                      ----------
                                                                       2,404,281
                                                                      ----------
Rental & Leasing Services: Commercial 1.0%
United Rentals Inc.* ..........................         33,300           949,050
                                                                      ----------
Securities Brokerage & Services 1.8%
Knight/Trimark Group, Inc. Cl. A* .............         25,000         1,675,000
                                                                      ----------
Total Financial Services .....................................        12,010,650
                                                                      ----------
Health Care 16.1%
Drugs & Biotechnology 9.0%
Biovail Corp.* ................................         89,800         3,457,300
Intelligent Polymers Ltd.* ....................        115,200         3,225,600
PharmaPrint Inc.* .............................         40,300           362,700
Quintiles Transnational Corp.* ................         22,037           831,912
Spiros Development Corp.* .....................         68,900           585,650
                                                                      ----------
                                                                       8,463,162
                                                                      ----------
----------------------------------------------------------------------------------
                                                                          Value
                                                         Shares          (Note 1)
----------------------------------------------------------------------------------
Health Care Facilities 2.9%
Healthsouth Corp.* ............................         40,117        $  416,214
Total Renal Care Holdings Inc.* ...............        210,200         2,312,200
                                                                      ----------
                                                                       2,728,414
                                                                      ----------
Health Care Services 4.2%
Covance Inc.* .................................         37,600           942,350
Eclipsys Corp.* ...............................         15,735           332,402
Healtheon Corp.* ..............................         12,500           531,641
IMPATH Inc.* ..................................         23,800           583,100
NCS Healthcare Inc. Cl. A* ....................         43,800           525,600
Wesley Jessen Vision Care Inc.* ...............         38,800         1,069,424
                                                                      ----------
                                                                       3,984,517
                                                                      ----------
Total Health Care ............................................        15,176,093
                                                                      ----------
Integrated Oils 0.4%
Integrated Domestic 0.4%
KCS Energy Inc. ...............................         70,500            92,531
Seagull Energy Corp.* .........................         46,700           318,144
                                                                      ----------
                                                                         410,675
                                                                      ----------
Total Integrated Oils ........................................           410,675
                                                                      ----------
Non-US Equities 1.0%
Gulfstream Resources Ltd. .....................        140,000           405,300
Post Energy Corp.* ............................        125,700           358,072
Seven Seas Petroleum Inc.* ....................         33,500           167,500
                                                                      ----------
Total Non-US Equities ........................................           930,872
                                                                      ----------
Other 0.5%
Multi-Sector 0.5%
Teleflex Inc. .................................         14,200           483,688
                                                                      ----------
Total Other ..................................................           483,688
                                                                      ----------
Other Energy 2.8%
Offshore Drilling 0.4%
Atwood Oceanics Inc.* .........................         12,400           372,000
                                                                      ----------
Oil & Gas Producers 1.0%
Abacan Resource Corp.* ........................        397,200            68,271
Maxx Petroleum Ltd.* ..........................        125,075           281,419
Plains Resources Inc.* ........................         15,500           232,500
Talisman Energy Inc. ..........................         14,050           302,075
                                                                      ----------
                                                                         884,265
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                          Value
                                                         Shares          (Note 1)
----------------------------------------------------------------------------------
Oil Well Equipment & Services 1.4%
Calpine Corp.* ..............................          31,500       $ 1,147,781
Willbros Group Inc.* ........................          35,900           186,231
                                                                    -----------
                                                                      1,334,012
                                                                    -----------
Total Other Energy ..........................................         2,590,277
                                                                    -----------
Producer Durables 4.7%
Aerospace 0.8%
Heico Corp. Cl. A* ..........................          34,700           741,713
                                                                    -----------
Electrical Equipment & Components 0.2%
General Semiconductor Inc. ..................          30,500           221,125
                                                                    -----------
Electronics: Industrial 0.6%
Mettler Toledo International Inc.* ..........          24,400           603,900
                                                                    -----------
Machinery 0.8%
Helix Technology Corp.* .....................          17,100           262,913
Terex Corp.* ................................          19,100           460,787
                                                                    -----------
                                                                        723,700
                                                                    -----------
Production Technology Equipment 1.5%
Cymer Inc.* .................................          19,800           393,525
Dupont Photomasks Inc.* .....................           9,000           356,625
KLA-Tencor Corp.* ...........................           8,000           388,500
Novellus Systems Inc.* ......................           4,600           253,575
                                                                    -----------
                                                                      1,392,225
                                                                    -----------
Telecommunications Equipment 0.8%
L-3 Communications Holding Corp.* ...........          16,400           758,500
                                                                    -----------
Total Producer Durables .....................................         4,441,163
                                                                    -----------
Technology 25.0%
Communications Technology 7.9%
American Tower Corp. Cl. A* .................          44,600         1,092,700
Ciena Corp.* ................................          24,200           544,500
Covad Communications Group Inc. .............           4,100           269,575
Digital Microwave Corp.* ....................         115,400           966,475
Go2Net, Inc.* ...............................           4,800           636,600
Inktomi Corp.* ..............................           1,200           102,900
MMC Networks Inc.* ..........................          36,400           582,400
Network Solutions Inc. Cl. A* ...............           3,400           359,550
Remec Inc.* .................................         121,000         2,525,875
Spectrian Corp.* ............................          28,200           331,350
                                                                    -----------
                                                                      7,411,925
                                                                    -----------
Computer Software 9.1%
Answerthink Consulting Group, Inc.* .........          18,700           523,600
Cadence Design Systems Inc.* ................          68,800         1,771,600
Check Point Software Technologies Ltd.* .....          13,100           563,300

----------------------------------------------------------------------------------
                                                                          Value
                                                         Shares          (Note 1)
----------------------------------------------------------------------------------
Computer Software (cont'd)
Citrix Systems Inc.* ........................          37,800       $ 1,441,125
Exchange Applications Software Inc.* ........           4,100           103,013
Neon Systems Inc.* ..........................           2,200           121,000
Peregrine Systems Inc.* .....................          18,200           611,975
Platinum Technology Inc.* ...................          53,300         1,359,150
Transaction Systems Architects Inc. Cl. A*             24,700           889,200
Walker Interactive Systems, Inc.* ...........          88,300           375,275
Whittman-Hart Inc.* .........................          20,600           442,900
Wind River Systems Inc.* ....................          18,150           323,296
                                                                    -----------
                                                                      8,525,434
                                                                    -----------
Computer Technology 3.2%
Fore Systems Inc.* ..........................          26,700           504,797
NeoMagic Corp.* .............................          17,800           176,888
Radiant Systems Inc.* .......................          75,100           713,450
Verio Inc.* .................................          26,900         1,240,762
Zebra Technologies Corp. Cl. A* .............          15,400           365,750
                                                                    -----------
                                                                      3,001,647
                                                                    -----------
Electronics 3.9%
Aeroflex Inc.* ..............................         153,500         2,187,375
SLI Inc.* ...................................          72,922         1,531,362
                                                                    -----------
                                                                      3,718,737
                                                                    -----------
Electronics: Semi-Conductors/Components 0.9%
Cypress Semiconductor Corp.* ................          38,100           342,900
Integrated Circuit Systems Inc.* ............          29,300           529,231
                                                                    -----------
                                                                        872,131
                                                                    -----------
Total Technology ............................................        23,529,874
                                                                    -----------
Utilities 1.2%
Telecommunications 1.2%
Pacific Gateway Exchange Inc.* ..............          10,700           355,106
RCN Corp.* ..................................          24,000           805,500
                                                                    -----------
                                                                      1,160,606
                                                                    -----------
Total Utilities .............................................         1,160,606
                                                                    -----------
Total Common Stocks (Cost $87,998,642) ......................        94,790,073
                                                                    -----------
SHORT-TERM INVESTMENTS 3.5%
AIM Liquid Assets Portfolio .................       3,299,184         3,299,184
                                                                    -----------
Total Short-Term Investments (Cost $3,299,184) ..............         3,299,184
                                                                    -----------
Total Investments (Cost $91,297,826)--104.2% ................        98,089,257
Cash and Other Assets, Less Liabilities--(4.2%) .............        (3,931,136)
                                                                    -----------
Net Assets--100.0% ..........................................       $94,158,121
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Federal Income Tax Information:
At March 31, 1999, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $91,531,827 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost ...................................     $21,631,712
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ......................................     (15,074,282)
                                                        -----------
                                                        $ 6,557,430
                                                        ===========

--------------------------------------------------------------------------------
* Nonincome-producing securities

ADR stands for American Receipt, representing ownership of foreign securities.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 1999 (Unaudited)

Assets
Investments, at value (Cost $91,297,826) (Note 1) ................  $98,089,257
Cash .............................................................       29,569
Receivable for securities sold ...................................      808,813
Receivable for fund shares sold ..................................      417,450
Receivable from Distributor (Note 3) .............................       44,272
Dividends and interest receivable ................................        2,424
Other assets .....................................................       38,259
                                                                    ------------
                                                                     99,430,044
Liabilities
Payable for collateral received on securities loaned .............    3,299,184
Payable for securities purchased .................................    1,362,771
Payable for fund shares redeemed .................................      289,262
Accrued management fee (Note 2) ..................................      124,194
Accrued transfer agent and shareholder services
  (Note 2) .......................................................       99,767
Accrued distribution and service fees (Note 5) ...................       57,746
Accrued trustees' fees (Note 2) ..................................       13,403
Other accrued expenses ...........................................       25,596
                                                                    ------------
                                                                      5,271,923
                                                                    ------------
Net Assets                                                          $94,158,121
                                                                    ============
Net Assets consist of:
 Unrealized appreciation of investments ..........................  $ 6,791,431
 Accumulated net realized loss ...................................   (9,584,881)
 Paid-in capital .................................................   96,951,571
                                                                    ------------
                                                                    $94,158,121
                                                                    ============
Net Asset Value and redemption price per share of
  Class A shares ($31,523,907 [divided by] 3,072,126 shares) .....  $     10.26
                                                                    ============
Maximum Offering Price per share of Class A shares
  ($10.26 [divided by] .9425) ....................................  $     10.89
                                                                    ============
Net Asset Value and offering price per share of
  Class B(1) shares ($1,678,174 [divided by] 171,502 shares)* ....  $      9.79
                                                                    ============
Net Asset Value and offering price per share of
  Class B shares ($47,699,501 [divided by] 4,876,302 shares)* ....  $      9.78
                                                                    ============
Net Asset Value and offering price per share of
  Class C shares ($7,291,129 [divided by] 744,888 shares)* .......  $      9.79
                                                                    ============
Net Asset Value, offering price and redemption price
  per share of Class S shares ($5,965,410 [divided by] 569,348
  shares) ........................................................  $     10.48
                                                                    ============

--------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended March 31, 1999 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $272 ..................   $    79,876
Interest (Note 1) ........................................       243,668
                                                             -----------
                                                                 323,544
Expenses
Management fee (Note 2) ..................................       358,820
Transfer agent and shareholder services (Note 2) .........       221,096
Custodian fee ............................................        64,463
Registration fees ........................................        28,533
Reports to shareholders ..................................        22,457
Audit fee ................................................        11,375
Trustees' fees (Note 2) ..................................         8,282
Legal fees ...............................................         5,947
Service fee--Class A (Note 5) ............................        40,801
Distribution and service fees--Class B(1) (Note 5) .......         2,517
Distribution and service fees--Class B (Note 5) ..........       246,454
Distribution and service fees--Class C (Note 5) ..........        37,216
Miscellaneous ............................................         4,145
                                                             -----------
                                                               1,052,106
Expenses borne by the Distributor (Note 3) ...............      (181,316)
Fees paid indirectly (Note 2) ............................       (17,532)
                                                             -----------
                                                                 853,258
                                                             -----------
Net investment loss ......................................      (529,714)
                                                             -----------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments (Notes 1 and 4) .........    (9,346,421)
Net unrealized appreciation of investments ...............    27,606,628
                                                             -----------
Net gain on investments ..................................    18,260,207
                                                             -----------
Net increase in net assets resulting from operations .....   $17,730,493
                                                             ===========

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Six months ended
                                          Year ended         March 31, 1999
                                      September 30, 1998      (Unaudited)
                                      ------------------   -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss .................   $  (910,786)           $  (529,714)
Net realized gain (loss) on
  investments .......................     6,291,426             (9,346,421)
Net unrealized appreciation
  (depreciation) of
  investments .......................   (42,446,270)            27,606,628
                                        -----------            -----------
Net increase (decrease)
  resulting from operations .........   (37,065,630)            17,730,493
                                        -----------            -----------
Distributions from net
  realized gains:
 Class A ............................    (5,928,823)            (1,253,717)
 Class B ............................    (7,729,321)            (1,968,138)
 Class C ............................    (1,418,848)              (310,824)
 Class S ............................    (1,185,510)              (221,009)
                                        -----------            -----------
                                        (16,262,502)            (3,753,688)
                                        -----------            -----------
Net increase (decrease) from
  fund share transactions
  (Note 6) ..........................    53,047,300             (8,963,016)
                                        -----------            -----------
Total increase (decrease) in
  net assets ........................      (280,832)             5,013,789
Net Assets
Beginning of period .................    89,425,164             89,144,332
                                        -----------            -----------
End of period .......................   $89,144,332            $94,158,121
                                        ===========            ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 1999

Note 1

State Street Research Emerging Growth Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists presently of three separate funds: State Street Research Emerging Growth Fund, State Street Research Capital Fund and State Street Research Aurora Fund.

The investment objective of the Fund is to provide growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of emerging growth and small capitalization companies.

The Fund offers five classes of shares. Until December 31, 1998 Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At March 31, 1999, the value of the securities loaned and the value of collateral were $22,242,713 and $22,287,517 (including $3,299,184 of cash collateral), respectively. During the six months ended March 31, 1999, income from securities lending amounted to $146,708 and is included in interest income.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees equal to 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 1999, the fees pursuant to such agreement amounted to $358,820.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended March 31, 1999, the amount of such shareholder servicing and account maintenance expenses was $76,889.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended March 31, 1999, the Fund's transfer agent fees were reduced by $17,532 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $8,282 during the six months ended March 31, 1999.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended March 31, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $181,316.

Note 4

For the six months ended March 31, 1999, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $48,647,253 and $51,398,072, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 1999, fees pursuant to such plan amounted to $40,801, $246,454 and $37,216 for Class A, Class B and Class C respectively. For the period January 1, 1999 (commencement of share class) to March 31, 1999, fees pursuant to such plan amounted to $2,517 for Class B(1) shares.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $73,904 and $369,252, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 1999, and that MetLife Securities, Inc. earned commissions aggregating $81,850 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $120,446 and $681 on redemptions of Class B and Class C shares, respectively, during the same period. MetLife Securities, Inc. earned commissions aggregating $24,458 on sales and the Distributor collected contingent deferred sales charges aggregating $52 on redemptions of Class B(1) shares during the period January 1, 1999 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At March 31, 1999, Metropolitan owned 48,923 Class B(1) shares of the Fund.

Share transactions were as follows:


                                                                              Year ended
                                                                          September 30, 1998
                                                                   --------------------------------
Class A                                                                 Shares          Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................     2,172,979    $   25,345,033
Issued upon reinvestment of distributions from net realized gains        462,113         5,446,850
Shares redeemed ..................................................    (1,369,043)      (15,820,206)
                                                                      ----------    --------------
Net increase (decrease) ..........................................     1,266,049    $   14,971,677
                                                                      ==========    ==============
Class B(1)*                                                            Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................            --                --
Shares repurchased ...............................................            --                --
                                                                      ----------    --------------
Net increase .....................................................            --                --
                                                                      ==========    ==============
Class B                                                                Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................     3,332,103    $   38,626,876
Issued upon reinvestment of distributions from net realized gains        522,996         5,952,742
Shares redeemed ..................................................    (1,079,812)      (11,853,802)
                                                                      ----------    --------------
Net increase (decrease) ..........................................     2,775,287    $   32,725,816
                                                                      ==========    ==============
Class C                                                                Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................       712,013    $    7,691,154
Issued upon reinvestment of distributions from net realized gains         74,509           848,275
Shares redeemed ..................................................      (454,421)       (4,481,663)
                                                                      ----------    --------------
Net increase (decrease) ..........................................       332,101    $    4,057,766
                                                                      ==========    ==============
Class S                                                                Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................       254,611    $    3,078,367
Issued upon reinvestment of distributions from net realized gains         98,988         1,185,510
Shares redeemed ..................................................      (249,446)       (2,971,836)
                                                                      ----------    --------------
Net increase .....................................................       104,153    $    1,292,041
                                                                      ==========    ==============
---------------------------------------------------------------------------------------------------

                                                                           Six months ended
                                                                            March 31, 1999
                                                                             (Unaudited)
                                                                   --------------------------------
Class A                                                                 Shares          Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................     4,197,036    $  41,257,036
Issued upon reinvestment of distributions from net realized gains        127,826        1,228,330
Shares redeemed ..................................................    (4,736,906)     (46,726,214)
                                                                      ----------    -------------
Net increase (decrease) ..........................................      (412,044)   $  (4,240,848)
                                                                      ==========    =============
Class B(1)*                                                            Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................       175,083    $   1,731,706
Shares repurchased ...............................................        (3,581)         (33,683)
                                                                      ----------    -------------
Net increase .....................................................       171,502        1,698,023
                                                                      ==========    =============
Class B                                                                Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................       509,432    $   4,626,764
Issued upon reinvestment of distributions from net realized gains        203,615        1,869,207
Shares redeemed ..................................................    (1,296,516)     (12,211,891)
                                                                      ----------    -------------
Net increase (decrease) ..........................................      (583,469)   $  (5,715,920)
                                                                      ==========    =============
Class C                                                                Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................     1,069,761    $  10,006,720
Issued upon reinvestment of distributions from net realized gains         31,662          290,973
Shares redeemed ..................................................    (1,182,813)     (11,162,494)
                                                                      ----------    -------------
Net increase (decrease) ..........................................       (81,390)   $    (864,801)
                                                                      ==========    =============
Class S                                                                Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................       168,994    $   1,667,018
Issued upon reinvestment of distributions from net realized gains         22,552          221,009
Shares redeemed ..................................................      (171,854)      (1,727,497)
                                                                      ----------    -------------
Net increase .....................................................        19,692    $     160,530
                                                                      ==========    =============
---------------------------------------------------------------------------------------------------

*January 1, 1999 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                Class A
                                                              --------------------------------------------
                                                                        Years ended September 30
                                                              --------------------------------------------
                                                                   1994(b)        1995(a)       1996(a)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             9.45           8.56          9.69
                                                                    ------        -------       ------
 Net investment loss ($)*                                           (0.02)         (0.08)        (0.09)
 Net realized and unrealized gain (loss) on investments ($)         (0.87)          1.21          1.73
                                                                    ------        -------       ------
Total from investment operations ($)                                (0.89)          1.13          1.64
                                                                    ------        -------       ------
 Distributions from net realized gains ($)                             --             --            --
                                                                    ------        -------       ------
Total distributions ($)                                                --             --            --
                                                                    ------        -------       ------
Net asset value, end of period ($)                                   8.56           9.69         11.33
                                                                    ======        =======       ======
Total return(d) (%)                                                 (9.42)(f)      13.20         16.92
Ratios/supplemental data:
Net assets at end of period ($ thousands)                          21,986         21,480        19,791
Ratio of operating expenses to average net assets (%)*               1.35(g)        1.35          1.35
Ratio of net investment loss to average net assets (%)*             (0.58)(g)      (0.93)        (0.96)
Portfolio turnover rate (%)                                         83.61         178.60        155.85
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                          0.02           0.06          0.04

                                                                                Class B
                                                              --------------------------------------------
                                                                        Years ended September 30
                                                              --------------------------------------------
                                                                     1994(b)        1995(a)       1996(a)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             9.45           8.52          9.58
                                                                   -------        -------       ------
 Net investment loss ($)*                                           (0.06)         (0.14)        (0.17)
 Net realized and unrealized gain (loss) on investments ($)         (0.87)          1.20          1.70
                                                                   -------        -------       ------
Total from investment operations ($)                                (0.93)          1.06          1.53
                                                                   -------        -------       ------
 Distributions from net realized gains ($)                             --             --            --
                                                                   -------        -------       ------
Total distributions ($)                                                --             --            --
                                                                   -------        -------       ------
Net asset value, end of period ($)                                   8.52           9.58         11.11
                                                                   =======        =======       =======
Total return(d) (%)                                                 (9.84)(f)      12.44         15.97
Ratios/supplemental data:
Net assets at end of period ($ thousands)                          29,287         26,489        23,656
Ratio of operating expenses to average net assets (%)*               2.10(g)        2.10          2.10
Ratio of net investment loss to average net assets (%)*             (1.32)(g)      (1.67)        (1.71)
Portfolio turnover rate (%)                                         83.61         178.60        155.85
*Reflects voluntary reduction of expenses per share of
these amounts (Note 3) ($)                                           0.02           0.06          0.04



                                                                                   Class A
                                                              --------------------------------------------------
                                                                                             Six months ended
                                                                                              March 31, 1999
                                                                 1997(a)       1998(a)        (Unaudited) (a)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           11.33        15.53            8.86
                                                                 -------       ------          ------
 Net investment loss ($)*                                          (0.08)       (0.05)          (0.03)
 Net realized and unrealized gain (loss) on investments ($)         5.13        (4.01)           1.80
                                                                 -------       ------          ------
Total from investment operations ($)                                5.05        (4.06)           1.77
                                                                 -------       ------          ------
 Distributions from net realized gains ($)                         (0.85)       (2.61)          (0.37)
                                                                 -------       ------          ------
Total distributions ($)                                            (0.85)       (2.61)          (0.37)
                                                                 -------       ------          ------
Net asset value, end of period ($)                                 15.53         8.86           10.26
                                                                 =======       ======          ======
Total return(d) (%)                                                48.00       (29.97)          20.30(f)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                         34,446       30,858          31,524
Ratio of operating expenses to average net assets (%)*              1.35         1.35            1.39(g)
Ratio of net investment loss to average net assets (%)*            (0.64)       (0.45)          (0.67)(g)
Portfolio turnover rate (%)                                       273.33        98.30           51.42
*Reflects voluntary reduction of expenses per share of
these amounts (Note 3) ($)                                          0.04         0.02            0.02

                                                                                          Six months ended
                                                                                          March 31, 1999
                                                                   1997(a)       1998(a)   (Unaudited)(a)
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           11.11        15.09            8.48
                                                                 -------       ------          ------
 Net investment loss ($)*                                         (0.16)        (0.14)          (0.07)
 Net realized and unrealized gain (loss) on investments ($)         4.99        (3.86)           1.74
                                                                 -------       ------          ------
Total from investment operations ($)                                4.83        (4.00)           1.67
                                                                 -------       ------          ------
 Distributions from net realized gains ($)                        (0.85)        (2.61)          (0.37)
                                                                 -------       ------          ------
Total distributions ($)                                           (0.85)        (2.61)          (0.37)
                                                                 -------       ------          ------
Net asset value, end of period ($)                                 15.09         8.48            9.78
                                                                 =======       ======          ======
Total return(d) (%)                                                46.91       (30.56)          20.02(f)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                        40,512        46,315          47,700
Ratio of operating expenses to average net assets (%)*              2.10         2.10            2.14(g)
Ratio of net investment loss to average net assets (%)*           (1.40)        (1.20)          (1.42)(g)
Portfolio turnover rate (%)                                       273.33        98.30           51.42
*Reflects voluntary reduction of expenses per share of
these amounts (Note 3) ($)                                          0.03         0.02            0.02

                                                                   Class B(1)
                                                              -------------------
                                                                  Period ended
                                                                 March 31, 1999
                                                               (Unaudited) (a)(e)
                                                              -------------------
Net asset value, beginning of period ($)                             10.22
                                                                     ------
 Net investment loss ($)*                                            (0.03)
 Net realized and unrealized gain (loss) on investments ($)          (0.40)
                                                                     ------
Total from investment operations ($)                                 (0.43)
                                                                     ------
 Distributions from net realized gains ($)                              --
                                                                     ------
Total distributions ($)                                                 --
                                                                     ------
Net asset value, end of period ($)                                    9.79
                                                                     ======
Total return(d) (%)                                                  (4.21)(f)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                            1,678
Ratio of operating expenses to average net assets (%)*                2.14(g)
Ratio of net investment loss to average net assets (%)*              (1.60)(g)
Portfolio turnover rate (%)                                          51.42
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                           0.01

--------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.

(b) February 1, 1994 (commencement of share class designations) to September 30, 1994

(c) October 4, 1993 (commencement of operations) to September 30, 1994.

(d) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.

(e) January 1, 1999 (commencement of share class) to March 31, 1999.

(f) Not annualized.

(g) Annualized.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                                                Class C
                                                              ----------------------------------------------------------------------
                                                                          Years ended September 30                  Six months ended
                                                              -----------------------------------------------------  March 31, 1999
                                                              1994(b)      1995(a)   1996(a)   1997(a)    1998(a)    (Unaudited)(a)
                                                              ----------- --------- --------- --------- ----------- ----------------
Net asset value, beginning of period ($)                        9.45         8.52      9.58     11.10       15.10         8.49
                                                              ------       ------    ------    ------      ------       ------
 Net investment loss ($)*                                      (0.06)       (0.14)    (0.16)    (0.16)      (0.14)       (0.07)
 Net realized and unrealized gain (loss) on investments ($)    (0.87)        1.20      1.68      5.01       (3.86)        1.74
                                                              ------       ------    ------    ------      ------       ------
Total from investment operations ($)                           (0.93)        1.06      1.52      4.85       (4.00)        1.67
                                                              ------       ------    ------    ------      ------       ------
 Distributions from net realized gains ($)                        --           --        --     (0.85)      (2.61)       (0.37)
                                                              ------       ------    ------    ------      ------       ------
Total distributions ($)                                           --           --        --     (0.85)      (2.61)       (0.37)
                                                              ------       ------    ------    ------      ------       ------
Net asset value, end of period ($)                              8.52         9.58     11.10     15.10        8.49         9.79
                                                              ======       ======    ======    ======      ======       ======
Total return(d) (%)                                            (9.84)(f)     12.44    15.87     47.15      (30.52)       20.00(f)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                     10,032        7,391     4,503     7,460       7,012        7,291
Ratio of operating expenses to average net assets (%)*          2.10(g)       2.10     2.10      2.10        2.10         2.14(g)
Ratio of net investment loss to average net assets (%)*        (1.32)(g)    (1.67)    (1.71)    (1.41)      (1.20)       (1.42)(g)
Portfolio turnover rate (%)                                    83.61       178.60    155.85    273.33       98.30        51.42
*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3) ($)                        0.02         0.06      0.04      0.03        0.02         0.02

                                                                                            Class S
                                                            ------------------------------------------------------------------------
                                                                         Years ended September 30                   Six months ended
                                                            -------------------------------------------------------  March 31, 1999
                                                              1994(c)       1995(a)    1996(a)   1997(a)    1998(a)  (Unaudited)(a)
                                                            ----------- ---------- ---------- --------- ----------- ----------------
Net asset value, beginning of period ($)                      9.55          8.60       9.77     11.44       15.73         9.02
                                                             ------        ------    ------    ------      ------        -----
 Net investment loss ($)*                                    (0.06)        (0.06)     (0.07)    (0.04)      (0.02)       (0.02)
 Net realized and unrealized gain (loss) on investments ($)  (0.89)         1.23       1.74      5.18       (4.08)        1.85
                                                             ------       -------    -------   -------     -------       ------
Total from investment operations ($)                         (0.95)         1.17       1.67      5.14       (4.10)        1.83
                                                             ------       -------    -------   -------     -------       ------
 Distributions from net realized gains ($)                      --            --         --     (0.85)      (2.61)       (0.37)
                                                             ------       -------    -------   -------     -------       ------
Total distributions ($)                                         --            --         --     (0.85)      (2.61)       (0.37)
                                                             ------       -------    -------   -------     -------       ------
Net asset value, end of period ($)                            8.60          9.77      11.44     15.73        9.02        10.48
                                                             ======       =======    =======   =======     =======       ======
Total return(d) (%)                                          (9.95)(f)     13.60      17.09     48.34      (29.83)       20.61(f)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                    7,033        12,380     13,311     7,008       4,958        5,965
Ratio of operating expenses to average net assets (%)*        1.10(g)       1.10       1.10      1.10        1.10         1.14(g)
Ratio of net investment loss to average net assets (%)*      (0.68)(g)     (0.71)     (0.71)    (0.39)      (0.19)       (0.43)(g)
Portfolio turnover rate (%)                                  83.61        178.60     155.85    273.33       98.30        51.42
*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3) ($)                      0.04          0.06       0.04      0.03        0.02         0.02

--------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.

(b) February 1, 1994 (commencement of share class designations) to September 30, 1994

(c) October 4, 1993 (commencement of operations) to September 30, 1994.

(d) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.

(e) January 1, 1999 (commencement of share class) to March 31, 1999.

(f) Not annualized.

(g) Annualized.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
--------------------------------------------------------------------------------

Fund Information               Officers                         Trustees
State Street Research          Ralph F. Verni                   Ralph F. Verni
Emerging Growth Fund           Chairman of the Board,           Chairman of the Board,
One Financial Center           President and                    President, Chief Executive
Boston, MA 02111               Chief Executive Officer          Officer and Director,
                                                                State Street Research &
Investment Adviser             Peter C. Bennett                 Management Company
State Street Research &        Vice President
Management Company                                              Bruce R. Bond
One Financial Center           Jesus A. Cabrera                 Chairman of the Board,
Boston, MA 02111               Vice President                   Chief Executive Officer and
                                                                President,
Distributor                    Lawrence J. Haverty, Jr.         PictureTel Corporation
State Street Research          Vice President
Investment Services, Inc.                                       Steve A. Garban
One Financial Center           Richard J. Jodka                 Former Senior Vice President
Boston, MA 02111               Vice President                   for Finance and Operations
                                                                and Treasurer,
Shareholder Services           Rudolph K. Kluiber               The Pennsylvania State University
State Street Research          Vice President
Service Center                                                  Malcolm T. Hopkins
P.O. Box 8408                  James M. Weiss                   Former Vice Chairman of
Boston, MA 02266-8408          Vice President                   the Board and Chief Financial
1-800-562-0032                                                  Officer, St. Regis Corp.
                               Gerard P. Maus
Custodian                      Treasurer                        Dean O. Morton
State Street Bank and                                           Former Executive
Trust Company                  Joseph W. Canavan                Vice President, Chief
225 Franklin Street            Assistant Treasurer              Operating Officer and Director,
Boston, MA 02110                                                Hewlett-Packard Company
                               Douglas A. Romich
Legal Counsel                  Assistant Treasurer              Susan M. Phillips
Goodwin, Procter & Hoar LLP                                     Dean, School of Business
Exchange Place                 Francis J. McNamara, III         and Public Management,
Boston, MA 02109               Secretary and General Counsel    George Washington University;
                                                                former Member of the Board of
                               Darman A. Wing                   Governors of the Federal
                               Assistant Secretary and          Reserve System and Chairman
                               Assistant General Counsel        and Commissioner of the
                                                                Commodity Futures Trading Commission
                               Amy L. Simmons
                               Assistant Secretary              Toby Rosenblatt
                                                                President,
                                                                The Glen Ellen Company
                                                                Vice President,
                                                                Founders Investments Ltd.

                                                                Michael S. Scott Morton
                                                                Jay W. Forrester Professor of
                                                                Management, Sloan School of
                                                                Management, Massachusetts
                                                                Institute of Technology

[back cover]

State Street Research Emerging Growth Fund                          ------------
One Financial Center                                                  Bulk Rate
Boston, MA 02111                                                    U.S. Postage
                                                                        PAID
                                                                      Permit #6
                                                                    Hartford, CT
                                                                    ------------

Questions? Comments?
Call us at 1-800-562-0032, or
     [hearing-impaired 1-800-676-7876]
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408, or
E-mail us at:
     info@ssrfunds.com
Internet site:
   www.ssrfunds.com

[State Street logo]

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Emerging Growth Fund prospectus. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used after June 30, 1999, this report must be accompanied by a current Quarterly Performance Udate.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  (exp0500)SSR-LD                                    EM-646F-0599

[front cover]

                              STATE STREET RESEARCH

                              ---------------------
                                   AURORA FUND
                              ---------------------

                              SEMIANNUAL REPORT
                              March 31, 1999

                              -------------
                              WHAT'S INSIDE
                              -------------

                              Investment Update

                              About the Fund,
                              economy and markets

                              Fund Information

                              Facts and figures

                              Plus, Complete Portfolio Holdings
                              and Financial Statements

[Dalbar seal]

DALBAR KEY HONORS
  COMMITMENT TO:
    INVESTORS
       1998

[end Dalbar seal]

  For Excellence
        in
Shareholder Service


[SSR 75th Anniversary logo]
STATE STREET RESEARCH
75 YEARS

LASTING VALUES
--------------
LEADING IDEAS
[end SSR 75th Anniversary logo]

STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

o Americans continued to reap the benefits of a healthy economy. Inflation remained low, unemployment hovered around 4%, and wages rose. The fourth quarter of 1998 was far stronger than economists expected, with growth reported at 6.1%.

o Favorable economic factors stimulated retail sales through the holiday season and into the first quarter of 1999. Lower energy costs and mortgage rates translated into additional income for many consumers.

o The nation's savings rate fell below zero, but debate flared over the significance of that figure because it does not include retirement savings in tax-advantaged accounts.

The Markets
o The S&P 500, a broad measure of common stock performance, gained 27.32% for the six-month period.(1) Gains were concentrated in a narrow band of large, high-quality growth and technology stocks. Small and medium-sized company stocks lagged the market. In fact, the smaller the company, the wider the gap between growth and value stock performance.

o Bonds benefited from three quick interest rate cuts late in 1998. However, the yield on the long-term Treasury benchmark climbed from 5.0% back up to 5.7% by the end of the period. Investors sought bonds of the highest quality in the wake of market turmoil initiated by a currency crisis in Russia. High-yield bonds were weak during the first half of the period, but picked up early in 1999 as investors regained confidence in the market.

THE FUND

Over the past six months

o For the six months ended March 31, 1999, Class A shares of Aurora Fund returned 2.39% [does not reflect sales charge.]2 The Fund outperformed the Russell 2000 Value Index, which delivered a return of -1.50% for the period. However, it lagged the Lipper average small cap fund, which gained 12.53%.

o The Fund's investments in industrial companies were a drag on performance.

o Value stocks, in general, lagged the market during the period.

Current Strategy

o The manager has increased the Fund's investment in financial and energy stocks.

o Value stocks are currently inexpensive relative to historical measures.

March 31, 1999

(1)The S&P 500 (officially the "Standard and Poor's 500 Composite Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 2000 Value Index is a weighted index comprised of the 2000 smallest stocks within the Russell 3000 (a weighted index of the 3000 largest capitalized U.S. companies). The indices are unmanaged and do not take transaction charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)1.99% for Class B(1) shares; 1.99% for Class B shares; 2.06% for Class C shares; 2.50% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(4)Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 1999)
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)3,4

         ============================================================
                           Life of Fund
                         (since 2/13/95)       3 Years        1 Year
         ------------------------------------------------------------
         Class A              19.79%           15.64%         -31.45%
         ------------------------------------------------------------
         Class B(1)           20.32%           16.31%         -31.42%
         ------------------------------------------------------------
         Class B              20.32%           16.31%         -31.42%
         ------------------------------------------------------------
         Class C              20.59%           17.04%         -28.53%
         ------------------------------------------------------------
         Class S              21.81%           18.22%         -27.09%
         ============================================================

Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

Top 10 Holdings
(by percentage of net assets)

1      Core Capital Mortgage finance                                      3.1%
2      Specialty Equipment Food service equipment                         2.2%
3      Wyman-Gordon Aerospace components                                  2.2%
4      Simpson Industries Auto parts                                      2.0%
5      Steinway Musical instruments                                       2.0%
6      L-3 Communications Communication systems                           2.0%
7      Imation Data storage/imaging                                       1.9%
8      Coherent Laser systems                                             1.8%
9      Entertainment Properties Real estate investment trust 1.8%
10     Wolverine Tube Copper tubing                                       1.7%

These securities represent an aggregate of 20.7% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

-------------------------------[BAR CHART]--------------------------------------

Top 5 Industries
(by percentage of net assets)

                        Materials & Processing        9.7%

                        Chemicals                     7.3%

                        Automotive parts              5.5%

                        Real Estate Investment        5.4%
                        Trusts

                        Commercial services           4.8%

                        Total: 32.7%

-------------------------------[END BAR CHART]----------------------------------

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS 94.6%
Automobiles & Transportation 10.2%
Air Transport 1.2%
Airnet Systems Inc.* ...........................     120,000     $  840,000
America West Holdings Corp. Cl. B* .............     105,000      2,001,562
Mesa Air Group, Inc.* ..........................     240,000      1,500,000
                                                                 ----------
                                                                  4,341,562
                                                                 ----------
Automotive Parts 5.5%
American Axle & Manufacturing Holdings
   Inc.* .......................................      97,400      1,180,975
Borg-Warner Automotive Inc. ....................      70,000      3,346,875
Dura Automotive Systems Inc.* ..................      73,294      2,070,542
Exide Corp. ....................................     410,000      4,561,250
Lund International Holdings Inc.* ..............      21,000        133,875
Motorcar Parts & Accessories Inc.* .............      39,000        436,313
Simpson Industries Inc. ........................     770,000      7,411,250
Stoneridge Inc.* ...............................      39,500        548,063
Titan International Inc. .......................     100,000        768,750
                                                                 ----------
                                                                 20,457,893
                                                                 ----------
Miscellaneous Transportation 1.0%
C.H. Robinson Worldwide Inc.* ..................      30,000        763,124
Marine Transport Corp. .........................      49,500        142,313
OMI Corp.* .....................................     180,000        360,000
Trailer Bridge Inc.* ...........................      30,000         75,938
Tranz Rail Holdings Ltd. ADR* ..................     350,000      2,143,750
                                                                 ----------
                                                                  3,485,125
                                                                 ----------
Railroad Equipment 1.5%
ABC Rail Products Corp.* .......................     156,000      1,969,500
Johnstown America Industries Inc.* .............     154,000      2,290,750
Varlen Corp. ...................................      62,500      1,375,000
                                                                 ----------
                                                                  5,635,250
                                                                 ----------
Railroads 0.6%
Genesee & Wyoming Inc. Cl. A* ..................     200,000      2,137,500
                                                                 ----------
Truckers 0.4%
Jevic Transportation Inc.* .....................     210,000      1,351,875
                                                                 ----------
Total Automobiles & Transportation ...........................   37,409,205
                                                                 ----------
Consumer Discretionary 19.6%
Casinos/Gambling, Hotel/Motel 2.8%
Anchor Gaming* .................................      20,000        875,000
Argosy Gaming Corp.* ...........................      50,000        265,625
Harrah's Entertainment Inc.* ...................     290,000      5,528,125
MGM Grand Inc.* ................................     110,000      3,698,750
                                                                 ----------
                                                                 10,367,500
                                                                 ----------
--------------------------------------------------------------------------------
                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------------------------------------
Commercial Services 4.8%
Autoweb.com, Inc.* .............................       2,300     $   81,938
Bell & Howell Co.* .............................     215,500      6,316,843
Corporate Executive Board Co. ..................      20,000        527,500
Critical Path Inc. .............................       6,700        515,900
Envirosource Inc.* .............................     104,957        262,393
First Aviation Services Inc.* ..................      30,000        123,750
First Consulting Group, Inc.* ..................      43,890        488,276
Korn / Ferry International* ....................      57,400        753,375
Lai Worldwide Inc. .............................     148,700        938,669
Pierce Leahy Corp.* ............................      43,000      1,069,625
Priceline.com, Inc.* ...........................       4,300        356,363
Protection One Inc.* ...........................      47,000        293,750
Right Management Consultants Inc.* .............     110,000      1,739,375
Ritchie Brothers Auctioneers Inc.* .............      80,000      2,695,000
Valley Media Inc. ..............................      40,000        910,000
Vestcom International, Inc.* ...................      30,000        146,250
Ziff-Davis Inc.* ...............................       5,200        187,200
                                                                 ----------
                                                                 17,406,207
                                                                 ----------
Communications, Media & Entertainment 0.7%
Hearst Argyle Television, Inc.* ................      39,667        976,810
SFX Entertainment, Inc. Cl. A* .................      20,000      1,291,250
Todd-AO Corp. ..................................      35,400        278,775
                                                                 ----------
                                                                  2,546,835
                                                                 ----------
Consumer Electronics 0.6%
Plantronics Inc.* ..............................      13,000        813,312
Recoton Corp.* .................................     100,000      1,400,000
                                                                 ----------
                                                                  2,213,312
                                                                 ----------
Consumer Products 0.2%
Bacou USA Inc.* ................................      40,000        525,000
Day Runner, Inc.* ..............................      18,800        227,950
                                                                 ----------
                                                                    752,950
                                                                 ----------
Consumer Services 1.8%
Amerco* ........................................     198,700      4,272,050
Computer Learning Centers, Inc.* ...............     100,000        531,250
Dollar Thrifty Automotive Group, Inc.* .........      83,800      1,445,550
Edutrek International Inc. Cl. A* ..............      20,000        137,500
Firearms Training System, Inc. Cl. A* ..........      45,000         46,406
                                                                 ----------
                                                                  6,432,756
                                                                 ----------
Household Furnishings 0.2%
EKCO Group, Inc.* ..............................      98,800        333,450
Home Products International Inc.* ..............      48,000        438,000
                                                                 ----------
                                                                    771,450
                                                                 ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------------------------------------
Leisure Time 2.6%
Championship Auto Racing Teams, Inc.* ...........    25,000       $  728,125
Rawlings Sporting Goods Co.* ....................   114,200          942,150
Steinway Musical Instruments Inc.* ..............   326,300        7,239,781
Sturm Ruger & Company Inc. ......................    70,000          700,000
                                                                  ----------
                                                                   9,610,056
                                                                  ----------
Photography 0.3%
CPI Corp.* ......................................    50,000        1,118,750
                                                                  ----------
Printing & Publishing 2.7%
American Media Inc. Cl. A* ...................... 1,078,700        5,932,850
Hollinger International, Inc. Cl. A* ............   210,760        2,858,433
Pulitzer Inc.* ..................................    24,200          978,587
                                                                  ----------
                                                                   9,769,870
                                                                  ----------
Retail 2.4%
Barbeques Galore Ltd. ADR* ......................   100,000          625,000
BJ's Wholesale Club Inc.* .......................    40,000        1,057,500
Burlington Coat Factory Warehouse Corp. .........    50,000          587,500
Cole National Corp. Cl. A* ......................   114,000        2,080,500
Finlay Enterprises, Inc.* .......................    80,000          865,000
Group 1 Automotive Inc.* ........................    20,000          491,250
Hawkins Chemical, Inc.* .........................    40,100          390,975
RDO Equipment Co. Cl. A* ........................    50,000          450,000
West Coast Entertainment Corp.* .................   310,000          116,250
Whitehall Jewellers, Inc.* ......................   129,000        1,983,375
                                                                  ----------
                                                                   8,647,350
                                                                  ----------
Textile Apparel Manufacturers 0.5%
Oshkosh B' Gosh, Inc. Cl. A .....................   110,000        1,945,625
                                                                  ----------
Total Consumer Discretionary ..............................       71,582,661
                                                                  ----------
Consumer Staples 2.8%
Beverages 0.8%
Coca-Cola Bottling Co.* .........................     2,500          138,125
Golden State Vintners Inc. Cl. B * ..............   170,000        2,029,375
Robert Mondavi Corp. Cl. A* .....................    20,000          715,000
                                                                  ----------
                                                                   2,882,500
                                                                  ----------
Foods 1.5%
Bush Boake Allen Inc.* ..........................   130,000        3,575,000
Corn Products International Inc.* ...............    30,000          718,125
Del Monte Foods Co.* ............................    30,000          395,625
International Home Foods Inc.* ..................    50,000          803,125
                                                                  ----------
                                                                   5,491,875
                                                                  ----------
--------------------------------------------------------------------------------
                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------------------------------------
Tobacco 0.5%
Dimon Inc. ......................................   260,000       $  991,250
Standard Commercial Corp.* ......................   160,000          760,000
                                                                  ----------
                                                                   1,751,250
                                                                  ----------
Total Consumer Staples ....................................       10,125,625
                                                                  ----------
Financial Services 10.3%
Banks & Savings & Loan 1.0%
EFC Bancorp Inc.* ...............................    20,000          195,000
First International Bancorp Inc.* ...............     4,500           42,750
Life Financial Corp.* ...........................    40,000          125,000
Meritor Savings Bank* ...........................    60,000          153,750
PBOC Holdings Inc.* .............................   160,000        1,440,000
Richmond County Financial Corp.* ................    70,000        1,036,875
Staten Island Bancorp Inc. ......................    44,300          761,406
                                                                  ----------
                                                                   3,754,781
                                                                  ----------
Insurance 1.1%
Foremost Corp. ..................................   129,400        2,604,175
PAULA Financial* ................................   160,000        1,190,000
                                                                  ----------
                                                                   3,794,175
                                                                  ----------
Miscellaneous Financial 2.1%
Capital Re Corp. ................................   202,200        3,487,950
CIT Group Inc. Cl. A ............................    80,000        2,445,000
Delta Financial Corp.* ..........................    90,000          506,250
Heller Financial Inc. Cl. A .....................    58,300        1,370,050
                                                                  ----------
                                                                   7,809,250
                                                                  ----------
Real Estate Investment Trusts 5.4%
Beacon Capital Partners Inc.*+ ..................   120,000        1,815,000
Core Capital Inc. Cl. A* ........................   300,000        4,200,000
Core Capital Inc. Series A Pfd.*+ ...............   300,000        7,269,000
Entertainment Properties Trust ..................   380,000        6,555,000
                                                                  ----------
                                                                  19,839,000
                                                                  ----------
Rental & Leasing Services: Commercial 0.6%
Hanover Compressor Co.* .........................    60,000        1,590,000
Linc Capital Inc.* ..............................    60,000          457,500
                                                                  ----------
                                                                   2,047,500
                                                                  ----------
Securities Brokerage & Services 0.1%
Gilman & Ciocia, Inc.* ..........................    20,000          250,000
                                                                  ----------
Total Financial Services ..................................       37,494,706
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------------------------------------
Health Care 2.9%
Drugs & Biotechnology 1.5%
Aviron Corp.* ..................................      40,000     $  810,000
BioReliance Corp.* .............................     130,000        845,000
CuraGen Corp.* .................................      60,000        397,500
Lunar Corp.* ...................................     180,000      1,147,500
Nutraceutical International Corp.* .............      30,000        129,375
Pathogenesis Corp.* ............................     159,500      2,123,344
                                                                 ----------
                                                                  5,452,719
                                                                 ----------
Health Care Services 0.2%
DIANON Systems Inc.* ...........................      90,000        787,500
                                                                 ----------
Hospital Supply 1.2%
Igen International, Inc.* ......................      35,000        840,000
Invivo Corp.* ..................................     164,900      2,226,150
Novametrix Medical Systems Inc.* ...............     110,000        391,875
SeaMed Corp.* ..................................     105,000        997,500
                                                                 ----------
                                                                  4,455,525
                                                                 ----------
Total Health Care ..........................................     10,695,744
                                                                 ----------
Integrated Oils 0.2%
Integrated Domestic 0.2%
Cabot Oil & Gas Corp. Cl. A ....................      55,000        794,062
                                                                 ----------
Total Integrated Oils ......................................        794,062
                                                                 ----------
Materials & Processing 22.3%
Building & Construction 1.1%
Centex Construction Products Inc. ..............      14,500        504,781
Kevco Inc.* ....................................      66,500        290,938
Nortek Inc.* ...................................     126,500      3,130,875
                                                                 ----------
                                                                  3,926,594
                                                                 ----------
Chemicals 7.3%
Agrium Inc. ....................................     480,000      4,410,000
Cambrex Corp. ..................................     280,000      6,195,000
Carbide / Graphite Group Inc.* .................      55,000        598,125
Channell Commercial Corp.* .....................     170,000      1,498,125
Geon Co. .......................................     150,000      3,412,500
Intertape Polymer Group Inc. ...................      40,000      1,055,000
Lilly Industrial Inc. Cl. A* ...................     198,500      3,064,344
Stepan Chemical Co.* ...........................     255,000      5,673,750
Stimsonite Corp.* ..............................     100,000        806,250
                                                                 ----------
                                                                 26,713,094
                                                                 ----------
--------------------------------------------------------------------------------
                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------------------------------------
Containers & Packaging 1.4%
Ivex Packaging Corp.* ..........................     110,200     $1,673,663
Shorewood Packaging Corp.* .....................      90,000      1,766,250
U.S. Can Corp.* ................................     117,900      1,739,025
                                                                 ----------
                                                                  5,178,938
                                                                 ----------
Diversified Manufacturing 0.1%
Commonwealth Industries Inc.* ..................      20,000        180,000
                                                                 ----------
Fertilizers 1.1%
Mississippi Chemical Corp. .....................     451,300      4,230,937
                                                                 ----------
Miscellaneous Materials & Processing 9.7%
Belden Inc. ....................................     230,000      3,924,376
Chase Industries Inc.* .........................      90,100        687,012
CompX International Inc. Cl. A* ................      10,000        127,500
Dayton Superior Corp. Cl. A* ...................       7,600        132,050
Easco Inc. .....................................      61,700        447,325
Hawk Corp. Cl. A* ..............................     224,100      1,792,800
Intermet Corp.* ................................     400,000      5,350,000
N.N. Ball & Roller Inc. ........................     118,000        671,125
Penn Engineering & Manufacturing Corp. .........     160,000      3,040,000
Ryerson Tull Inc. ..............................     282,080      4,143,050
TransPro Inc. ..................................     130,000        560,625
Webco Industries Inc.* .........................      49,500        222,750
Wolverine Tube Inc.* ...........................     300,000      6,337,500
Wyman-Gordon Co.* ..............................     870,000      8,047,500
                                                                 ----------
                                                                 35,483,613
                                                                 ----------
Non-Ferrous Metals 0.3%
Lindberg Corp.* ................................     100,000        881,250
Lydall Inc.* ...................................      50,000        415,625
                                                                 ----------
                                                                  1,296,875
                                                                 ----------
Paper & Forest Products 0.3%
Rock-Tenn Co. Cl. A ............................      74,000      1,137,750
                                                                 ----------
Real Estate & Construction 0.3%
Castle & Cooke Inc.* ...........................      77,400      1,035,225
                                                                 ----------
Textile & Products 0.7%
Carlyle Industries Inc.* .......................     110,939         88,405
Interface Inc. Cl. A* ..........................     110,000      1,058,750
Polymer Group Inc.* ............................     150,000      1,387,500
                                                                 ----------
                                                                  2,534,655
                                                                 ----------
Total Materials & Processing ...............................     81,717,681
                                                                 ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------------------------------------
Non-US Equities 1.0%
Fred Olsen Energy ASA ADR* ....................      54,100     $  430,811
Jean Coutu Group Inc. Cl.A * ..................     150,000      3,179,860
Probe Exploration Inc.*+ ......................     277,800        104,900
                                                                ----------
Total Non-US Equities .....................................      3,715,571
                                                                ----------
Other 3.3%
Multi-Sector 3.3%
American Pacific Corp.* .......................     413,200      3,202,300
Commercial Intertech Corp. ....................      92,800      1,032,400
Gencorp Inc. ..................................      60,000      1,080,000
Global Industrial Technologies Inc.* ..........     380,000      3,990,000
Noel Group Inc.* ..............................     102,000        114,750
Trinity Industries Inc. .......................      90,000      2,643,750
                                                                ----------
                                                                12,063,200
                                                                ----------
Total Other ...............................................     12,063,200
                                                                ----------
Other Energy 2.5%
Offshore Drilling 0.1%
TMBR / Sharp Drilling Inc.* ...................     132,600        563,550
                                                                ----------
Oil & Gas Producers 1.9%
Maxx Petroleum Ltd.* ..........................     475,000      1,068,750
Ocean Energy Inc. .............................     327,200      2,229,050
Plains Resources Inc.* ........................       1,100         16,500
Ranger Oil Ltd.* ..............................     537,500      2,150,000
Titan Exploration Inc.* .......................     272,500      1,362,500
                                                                ----------
                                                                 6,826,800
                                                                ----------
Oil Well Equipment & Services 0.5%
Stolt Comex Seaway SA* ........................      48,000        462,000
Stolt Comex Seaway SA A* ......................      24,000        201,000
Zapata Corp.* .................................     133,500      1,193,156
                                                                ----------
                                                                 1,856,156
                                                                ----------
Total Other Energy ........................................      9,246,506
                                                                ----------
Producer Durables 10.7%
Aerospace 2.1%
Curtiss-Wright Corp. ..........................     100,000      3,106,250
Doncasters PLC ADR* ...........................      51,100        785,663
Ladish Inc.* ..................................     540,000      3,712,500
                                                                ----------
                                                                 7,604,413
                                                                ----------
--------------------------------------------------------------------------------
                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------------------------------------
Electrical Equipment & Components 0.3%
GSI Lumonics Inc. .............................     167,297     $  733,912
Power-One Inc.* ...............................      47,500        320,625
                                                                ----------
                                                                 1,054,537
                                                                ----------
Industrial Products 1.9%
Denison International PLC ADR* ................     261,700      3,565,662
Whittaker Corp. ...............................     154,000      3,378,375
                                                                ----------
                                                                 6,944,037
                                                                ----------
Machine Tools 0.1%
Thermadyne Holdings Corp.* ....................      13,599        224,384
                                                                ----------
Machinery 4.1%
CTB International Corp.* ......................      50,000        318,750
Hirsch International Corp. Cl. A* .............     305,000        686,250
Howmet International Inc.* ....................     206,900      2,961,256
JLG Industries Inc. ...........................      27,400        373,325
Specialty Equipment Companies Inc.* ...........     298,000      8,232,250
Tokheim Corp.* ................................     340,000      2,677,500
                                                                ----------
                                                                15,249,331
                                                                ----------
Pollution Control & Environmental Services 0.1%
Darling International Inc.* ...................     102,400        185,600
Gundle / SLT Environmental Inc.* ..............      88,100        242,275
                                                                ----------
                                                                   427,875
                                                                ----------
Production Technology Equipment 0.1%
InTEST Corp.* .................................      65,000        373,750
                                                                ----------
Telecommunications Equipment 2.0%
Asia Pacific Wire & Cable Corp. Ltd.* .........      36,600         89,213
L-3 Communications Holding Corp.* .............     155,000      7,168,750
                                                                ----------
                                                                 7,257,963
                                                                ----------
Total Producer Durables ...................................     39,136,290
                                                                ----------
Technology 8.5%
Communications Technology 0.1%
Glenayre Technologies Inc. ....................      70,000        240,625
                                                                ----------
Computer Software 1.0%
Best Software Inc.* ...........................     100,000      1,350,000
Eidos PLC ADR* ................................      50,000      1,621,875
H.T.E. Inc.* ..................................     230,300        705,294
Ontrack Data International Inc.* ..............      40,000        155,000
                                                                ----------
                                                                 3,832,169
                                                                ----------
Computer Technology 2.9%
Exabyte Corp.* ................................     358,000      1,700,500
Imation Corp.* ................................     421,800      6,959,700
Verio Inc.* ...................................      40,000      1,845,000
                                                                ----------
                                                                10,505,200
                                                                ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------------------------------------
Electronics 4.3%
BEI Electronics Inc.* .........................   215,000    $   322,500
BEI Technologies Inc.* ........................   335,000      3,601,250
Coherent Inc.* ................................   480,000      6,600,000
DRS Technologies Inc.* ........................    56,500        452,000
II-VI, Inc.* ..................................    43,000        333,250
Instron Corp. .................................    73,700      1,169,987
Optek Technology Inc.* ........................   230,300      3,382,531
                                                             -----------
                                                              15,861,518
                                                             -----------
Electronics: Semi-Conductors/Components 0.2%
Cypress Semiconductor Corp.* .................     70,000        630,000
Fusion Systems Corp.* ........................      1,000             16
                                                             -----------
                                                                 630,016
                                                             -----------
Total Technology ........................................     31,069,528
                                                             -----------
Utilities 0.3%
Gas Distribution 0.3%
Western Gas Resources Inc. ...................    120,800        906,000
                                                             -----------
Total Utilities .........................................        906,000
                                                             -----------
Total Common Stocks (Cost $411,035,978) .................    345,956,779
                                                             -----------
SHORT-TERM INVESTMENTS 3.3%
AIM Liquid Assets Portfolio .................. 12,194,474     12,194,474
                                                             -----------
Total Short-Term Investments (Cost $12,194,474)..             12,194,474
                                                             -----------
--------------------------------------------------------------------------------
                                  Principal     Maturity
                                    Amount        Date
--------------------------------------------------------------------------------
COMMERCIAL PAPER 3.2%
American Express Credit Corp.,
  5.00% ....................... $2,853,000    4/01/1999        2,853,000
American Express Credit Corp.,
  4.92% .......................  7,000,000    4/05/1999        7,000,000
General Electric Capital Corp.,
  4.92% .......................  1,971,000    4/06/1999        1,971,000
                                                              ----------
Total Commercial Paper (Cost $11,824,000)................     11,824,000
                                                              ----------

--------------------------------------------------------------------------------------------
                                                   Principal     Maturity         Value
                                                     Amount        Date          (Note 1)
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust
  Co., dated 3/31/99, 3.50%,
  repurchase proceeds
  $3,000,292, collateralized by
  $2,965,000 U.S. Treasury
  Note, 5.75%, due 4/30/03,
  market value $3,094,719 ...................... $3,000,000    4/01/1999      $  3,000,000
                                                                              ------------
Total Repurchase Agreements (Cost $3,000,000).............................       3,000,000
                                                                              ------------
Total Investments (Cost $438,054,452)--101.9% ............................     372,975,253
Cash and Other Assets, Less Liabilities--(1.9%) ..........................      (7,046,394)
                                                                              ------------
Net Assets--100.0% .......................................................    $365,928,859
                                                                              ============
Federal Income Tax Information:
At March 31, 1999, the net unrealized depreciation of
  investments based on cost for Federal income tax
  purposes of $438,246,524 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost ................................................................   $ 28,508,306
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ..............................................................    (93,779,577)
                                                                              ------------
                                                                              $(65,271,271)
                                                                              ============

--------------------------------------------------------------------------------
*Nonincome-producing securities.

 ADR stands for American Depositary Receipt, representing ownership of foreign securities.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at March 31, 1999 were $9,564,535 and $9,188,900 (2.51% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 1999 (Unaudited)

Assets
Investments, at value (Cost $438,054,452) (Note 1)....................   $372,975,253
Cash .................................................................         18,911
Receivable for securities sold .......................................     11,161,696
Receivable for fund shares sold ......................................        365,207
Dividends and interest receivable ....................................        321,497
Deferred organization costs and other assets (Note 1) ................         14,829
                                                                         ------------
                                                                          384,857,393
Liabilities
Payable for collateral received on securities loaned .................     12,194,474
Payable for securities purchased .....................................      3,819,060
Payable for fund shares redeemed .....................................      1,715,766
Accrued transfer agent and shareholder services
  (Note 2) ...........................................................        499,026
Accrued management fee (Note 2) ......................................        294,896
Accrued distribution and service fees (Note 4) .......................        262,885
Accrued trustees' fees (Note 2) ......................................         27,177
Other accrued expenses ...............................................        115,250
                                                                         ------------
                                                                           18,928,534
                                                                         ------------
Net Assets                                                               $365,928,859
                                                                         ============
Net Assets consist of:
 Unrealized depreciation of investments ..............................   $(65,079,199)
 Accumulated net realized loss .......................................     (8,186,022)
 Paid-in capital .....................................................    439,194,080
                                                                         ------------
                                                                         $365,928,859
                                                                         ============
Net Asset Value and redemption price per share of
  Class A shares ($116,814,874 [divided by] 7,374,643 shares).........         $15.84
                                                                               ======
Maximum Offering Price per share of Class A shares
  ($15.84 [divided by] .9425).........................................         $16.81
                                                                               ======
Net Asset Value and offering price per share of Class
  B(1) shares ($5,022,527 [divided by] 326,852 shares)* ..............         $15.37
                                                                               ======
Net Asset Value and offering price per share of Class
  B shares ($185,779,522 [divided by] 12,089,247 shares)* ............         $15.37
                                                                               ======
Net Asset Value and offering price per share of Class
  C shares ($56,866,136 [divided by] 3,700,929 shares)*...............         $15.37
                                                                               ======
Net Asset Value, offering price and redemption price
  per share of Class S shares ($1,445,800 [divided by] 90,424
  shares) ............................................................         $15.99
                                                                               ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended March 31, 1999 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $12,597 ...............   $1,839,437
Interest (Note 1) ........................................    1,574,435
                                                             ----------
                                                              3,413,872
Expenses
Management fee (Note 2) ..................................    1,703,576
Transfer agent and shareholder services (Note 2) .........      579,154
Custodian fee ............................................      204,632
Report to shareholders ...................................       41,265
Registration fees ........................................       34,032
Trustees' fees (Note 2) ..................................       19,140
Audit fee ................................................        9,875
Service fee-Class A (Note 4) .............................      154,065
Distribution and service fees-Class B(1) (Note 4) ........        7,516
Distribution and service fees-Class B (Note 4) ...........    1,051,749
Distribution and service fees-Class C (Note 4) ...........      321,726
Amortization of organization costs (Note 1) ..............        7,211
Legal fees ...............................................        3,027
Miscellaneous ............................................        8,069
                                                             ----------
                                                              4,145,037
Fees paid indirectly (Note 2) ............................      (33,376)
                                                             ----------
                                                              4,111,661
                                                             ----------
Net investment loss ......................................     (697,789)
                                                             ----------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments (Notes 1 and 3) .........   (6,123,430)
Net unrealized appreciation of investments ...............   15,770,490
                                                             ----------
Net gain on investments ..................................    9,647,060
                                                             ----------
Net increase in net assets resulting from operations .....   $8,949,271
                                                             ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
March 31, 1999

                                                            Six months ended
                                           Year ended        March 31, 1999
                                       September 30, 1998     (Unaudited)
                                      -------------------- -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss ................. $ (2,437,864)        $   (697,789)
Net realized gain (loss) on
  investments .......................    3,061,152           (6,123,430)
Net unrealized appreciation
  (depreciation) of investments ..... (140,139,832)          15,770,490
                                      ------------         ------------
Net increase (decrease) resulting
  from operations ................... (139,516,544)           8,949,271
                                      ------------         ------------
Distribution from net realized
  gains:
 Class A ............................   (2,244,173)                  --
 Class B ............................   (3,454,508)                  --
 Class C ............................   (1,036,520)                  --
 Class S ............................     (107,482)                  --
                                      ------------         ------------
                                        (6,842,683)                  --
                                      ------------         ------------
Net increase (decrease) from
  fund share transactions
  (Note 5) ..........................   59,540,188          (31,655,985)
                                      ------------         ------------
Total decrease in net assets ........  (86,819,039)         (22,706,714)
Net Assets
Beginning of period .................  475,454,612          388,635,573
                                      ------------         ------------
End of period ....................... $388,635,573         $365,928,859
                                      ============         ============

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1

State Street Research Aurora Fund (the "Fund") is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists presently of three separate funds: State Street Research Aurora Fund, State Street Research Emerging Growth Fund and State Street Research Capital Fund.

The investment objective of the Fund is to provide high total return consisting principally of capital appreciation. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of small capitalization companies which are trading at prices believed to be below the true values of such securities.

The Fund is authorized to issue five classes of shares. The Fund has been offered to new shareholders periodically during the six months ended March 31, 1999. Until December 31, 1998 Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay an annual service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund commenced the operations of Class B(1) shares and continued offering Class B shares but only to current shareholders. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of the eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Securities transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time period.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. The Fund intends to defer approximately $1,845,000 of losses incurred from November 1, 1997 to September 30, 1998 and treat as arising in the fiscal year ended September 30, 1999.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

E. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At March 31, 1999, the value of the securities loaned and the value of collateral were $21,549,563 and $22,152,449 (including $12,194,474 of cash collateral), respectively. During the six months ended March 31, 1999, income from securities lending amounted to $180,312 and is included in interest income.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.85% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 1999, the fees pursuant to such agreement amounted to $1,703,576.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), and indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended March 31, 1999, the amount of such expenses was $229,853.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended March 31, 1999, the Fund's transfer agent fees were reduced by $33,376 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $19,140 during the six months ended March 31, 1999.

Note 3

For the six months ended March 31, 1999, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $118,951,699 and $118,390,949, respectively.

Note 4

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 1999, fees pursuant to such plan amounted to $154,065, $1,051,749 and $321,726 for Class A, Class B and Class C shares, respectively. For the period January 1, 1999 (commencement of share class) to March 31, 1999, fees pursuant to such plan amounted to $7,516 for Class B(1) shares.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $91,094 and $87,775, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 1999, and that MetLife Securities, Inc. earned commissions aggregating $174,126 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $781,636 and $12,168 on redemptions of Class B and Class C shares, respectively, during the same period. MetLife Securities, Inc. earned commissions aggregating $31,021 on sales and the Distributor collected contingent deferred sales charges aggregating $5,056 on redemptions of Class B(1) shares during the period January 1, 1999 (commencement of share class) to March 31, 1999.

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At March 31, 1999, Metropolitan owned 30,921 Class B(1) shares of the Fund.

Share transactions were as follows:

                                                                                      Year ended
                                                                                  September 30, 1998
                                                                           ---------------------------------
Class A                                                                             Shares       Amount
-----------------------------------------------------------------------------------------------------------
Shares sold ..............................................................     5,381,653    $  109,833,386
Issued upon reinvestment of distribution from net realized gains .........        97,354         1,913,445
Shares repurchased .......................................................    (5,606,090)     (109,702,637)
                                                                              ----------    --------------
Net increase (decrease) ..................................................      (127,083)   $    2,044,194
                                                                              ==========    ==============
Class B(1)*                                                                    Shares           Amount
-----------------------------------------------------------------------------------------------------------
Shares sold ..............................................................            --    $           --
Shares repurchased .......................................................            --                --
                                                                              ----------    --------------
Net increase .............................................................            --    $           --
                                                                              ==========    ==============
Class B                                                                        Shares           Amount
-----------------------------------------------------------------------------------------------------------
Shares sold ..............................................................     5,637,518    $  114,054,313
Issued upon reinvestment of distribution from net realized gains .........       119,083         2,282,631
Shares repurchased .......................................................    (3,403,166)      (63,417,674)
                                                                              ----------    --------------
Net increase (decrease) ..................................................     2,353,435    $   52,919,270
                                                                              ==========    ==============
Class C                                                                        Shares           Amount
-----------------------------------------------------------------------------------------------------------
Shares sold ..............................................................     2,088,859    $   42,044,189
Issued upon reinvestment of distribution from net realized gains .........        31,557           603,253
Shares repurchased .......................................................    (1,340,390)      (25,018,589)
                                                                              ----------    --------------
Net increase (decrease) ..................................................       780,026    $   17,628,853
                                                                              ==========    ==============
Class S                                                                        Shares           Amount
-----------------------------------------------------------------------------------------------------------
Shares sold ..............................................................         9,023    $      187,858
Issued upon reinvestment of distribution from net realized gains .........         5,331           107,482
Shares repurchased .......................................................      (664,232)      (13,347,469)
                                                                              ----------    --------------
Net increase (decrease) ..................................................      (649,878)   $  (13,052,129)
                                                                              ==========    ==============
----------------------------------------------------------------------------------------------------------


                                                                                   Six months ended
                                                                                    March 31, 1999
                                                                                     (Unaudited)
                                                                           --------------------------------
Class A                                                                            Shares          Amount
----------------------------------------------------------------------------------------------------------
Shares sold ..............................................................     2,730,664    $ 43,540,725
Issued upon reinvestment of distribution from net realized gains .........            --              --
Shares repurchased .......................................................    (2,850,262)    (45,550,788)
                                                                              ----------    ------------
Net increase (decrease) ..................................................      (119,598)   $ (2,010,063)
                                                                              ==========    ============
Class B(1)*                                                                    Shares          Amount
---------------------------------------------------------------------------------------------------------
Shares sold ..............................................................       336,345    $  5,359,388
Shares repurchased .......................................................        (9,493)       (149,452)
                                                                              ----------    ------------
Net increase .............................................................       326,852    $  5,209,936
                                                                              ==========    ============
Class B                                                                        Shares          Amount
---------------------------------------------------------------------------------------------------------
Shares sold ..............................................................     1,861,161    $ 28,765,386
Issued upon reinvestment of distribution from net realized gains .........            --              --
Shares repurchased .......................................................    (3,731,769)    (58,127,303)
                                                                              ----------    ------------
Net increase (decrease) ..................................................    (1,870,608)   $(29,361,917)
                                                                              ==========    ============
Class C                                                                        Shares          Amount
---------------------------------------------------------------------------------------------------------
Shares sold ..............................................................     1,103,036    $ 16,962,270
Issued upon reinvestment of distribution from net realized gains .........            --              --
Shares repurchased .......................................................    (1,484,736)    (23,089,805)
                                                                              ----------    ------------
Net increase (decrease) ..................................................      (381,700)   $ (6,127,535)
                                                                              ==========    ============
Class S                                                                        Shares          Amount
---------------------------------------------------------------------------------------------------------
Shares sold ..............................................................        49,613    $    753,160
Issued upon reinvestment of distribution from net realized gains .........            --              --
Shares repurchased .......................................................        (7,279)       (119,566)
                                                                              ----------    ------------
Net increase (decrease) ..................................................        42,334    $    633,594
                                                                              ==========    ============
---------------------------------------------------------------------------------------------------------

*January 1, 1999 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                       Class A
                                                                   ------------------------------------------------
                                                                               Years ended September 30
                                                                   ------------------------------------------------
                                                                       1995(b)     1996(a)    1997(a)     1998(a)
                                                                   -------------- -------- ----------- -----------
Net asset value, beginning of period ($)                                  9.55      11.13       15.14       20.71
                                                                         -----     ------     -------     -------
 Net investment income (loss) ($)*                                        0.07      (0.06)        0.03       0.02
 Net realized and unrealized gain (loss) on investments ($)               1.51       4.66        9.02       (5.03)
                                                                         -----     ------     -------     -------
Total from investment operations ($)                                      1.58       4.60        9.05       (5.01)
                                                                         -----     ------     -------     -------
 Dividend from net investment income ($)                                   --       (0.09)         --          --
 Distributions from net realized gains ($)                                 --       (0.50)      (3.48)      (0.23)
                                                                         -----     ------     -------     -------
Total distributions ($)                                                    --       (0.59)      (3.48)      (0.23)
                                                                         -----     ------     -------     -------
Net asset value, end of period ($)                                       11.13      15.14       20.71       15.47
                                                                         =====     ======     =======     =======
Total return(c) (%)                                                      16.54(e)   43.63       72.70      (24.42)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                                5,782      1,110     157,853     115,973
Ratio of operating expenses to average net assets (%)*                    1.45(f)    1.45        1.34        1.39
Ratio of net investment income (loss) to average net assets (%)*          1.05(f)   (0.56)       0.17        0.09
Portfolio turnover rate (%)                                              47.34     124.79       25.03       67.80
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                                           0.15       0.32        0.02         --

                                                                        Class A           Class B(1)
                                                                   ------------------ ------------------
                                                                    Six months ended     Period ended
                                                                     March 31, 1999     March 31, 1999
                                                                     (Unaudited)(a)    (Unaudited)(a)(d)
                                                                   ------------------ ------------------
Net asset value, beginning of period ($)                                   15.47              16.17
                                                                         -------              -----
 Net investment income (loss) ($)*                                          0.01              (0.02)
 Net realized and unrealized gain (loss) on investments ($)                 0.36              (0.78)
                                                                         -------              -----
Total from investment operations ($)                                        0.37              (0.80)
                                                                         -------              -----
 Dividend from net investment income ($)                                     --                 --
 Distributions from net realized gains ($)                                   --                 --
                                                                         -------              -----
Total distributions ($)                                                      --                 --
                                                                         -------              -----
Net asset value, end of period ($)                                         15.84              15.37
                                                                           =====              =====
Total return(c) (%)                                                         2.39(e)           (4.95)(e)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                                116,815              5,023
Ratio of operating expenses to average net assets (%)*                      1.55(f)            2.33(f)
Ratio of net investment income (loss) to average net assets (%)*            0.17(f)           (0.68)(f)
Portfolio turnover rate (%)                                                33.23              33.23
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                                              --                 --

                                                                                       Class B
                                                                   ------------------------------------------------
                                                                               Years ended September 30
                                                                   ------------------------------------------------
                                                                       1995(b)     1996(a)    1997(a)     1998(a)
                                                                   -------------- --------- ----------- -----------
Net asset value, beginning of period ($)                                  9.55      11.08     15.02       20.33
                                                                         -----     ------    ------     -------
 Net investment income (loss) ($)*                                        0.02      (0.17)    (0.09)      (0.13)
 Net realized and unrealized gain (loss) on investments ($)               1.51       4.65      8.88       (4.90)
                                                                         -----     ------    ------     -------
Total from investment operations ($)                                      1.53       4.48      8.79       (5.03)
                                                                         -----     ------    ------     -------
 Dividend from net investment income ($)                                   --       (0.04)       --          --
 Distributions from net realized gains ($)                                 --       (0.50)    (3.48)      (0.23)
                                                                         -----     ------    ------     -------
Total distributions ($)                                                    --       (0.54)    (3.48)      (0.23)
                                                                         -----     ------    ------     -------
Net asset value, end of period ($)                                       11.08      15.02     20.33       15.07
                                                                         =====     ======    ======     =======
Total return(c) (%)                                                      16.02(e)   42.52     71.34      (24.98)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                                  116        165   235,938     210,408
Ratio of operating expenses to average net assets (%)*                    2.20(f)    2.20      2.08        2.15
Ratio of net investment income (loss) to average net assets (%)*          0.32(f)   (1.38)    (0.55)      (0.68)
Portfolio turnover rate (%)                                              47.34     124.79     25.03       67.80
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                                           0.15       0.32      0.01         --

                                                                        Class B
                                                                   -----------------
                                                                    Six months ended
                                                                     March 31, 1999
                                                                     (Unaudited)(a)
                                                                   -----------------
Net asset value, beginning of period ($)                                 15.07
                                                                       -------
 Net investment income (loss) ($)*                                       (0.05)
 Net realized and unrealized gain (loss) on investments ($)               0.35
                                                                       -------
Total from investment operations ($)                                      0.30
                                                                       -------
 Dividend from net investment income ($)                                    --
 Distributions from net realized gains ($)                                  --
                                                                       -------
Total distributions ($)                                                     --
                                                                       -------
Net asset value, end of period ($)                                       15.37
                                                                       =======
Total return(c) (%)                                                       1.99(e)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                              185,780
Ratio of operating expenses to average net assets (%)*                    2.30(f)
Ratio of net investment income (loss) to average net assets (%)*         (0.58)(f)
Portfolio turnover rate (%)                                              33.23
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                                             --

--------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.

(b) February 13, 1995 (commencement of operations) to September 30, 1995.

(c) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

(d) January 1, 1999 (commencement of share class) to March 31, 1999.

(e) Not annualized.

(f) Annualized.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                       Class C
                                                                   -----------------------------------------------
                                                                              Years ended September 30
                                                                   -----------------------------------------------
                                                                       1995(b)     1996(a)    1997(a)    1998(a)
                                                                   -------------- --------- ---------- -----------
Net asset value, beginning of period ($)                                  9.55      11.08      15.02      20.32
                                                                         -----     ------     ------     ------
 Net investment income (loss) ($)*                                        0.02      (0.17)     (0.09)     (0.13)
 Net realized and unrealized gain (loss) on investments ($)               1.51       4.65       8.87      (4.90)
                                                                         -----     ------     ------     ------
Total from investment operations ($)                                      1.53       4.48       8.78      (5.03)
                                                                         -----     ------     ------     ------
 Dividend from net investment income ($)                                   --       (0.04)        --         --
 Distributions from net realized gains ($)                                 --       (0.50)     (3.48)     (0.23)
                                                                         -----     ------     ------     ------
Total distributions ($)                                                    --       (0.54)     (3.48)     (0.23)
                                                                         -----     ------     ------     ------
Net asset value, end of period ($)                                       11.08      15.02      20.32      15.06
                                                                         =====     ======     ======     ======
Total return(c) (%)                                                      16.02(e)   42.52      71.26     (25.00)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                                  116        165     67,121     61,504
Ratio of operating expenses to average net assets (%)*                    2.20(f)    2.20       2.09       2.15
Ratio of net investment income (loss) to average net assets (%)*          0.32(f)   (1.38)     (0.58)     (0.68)
Portfolio turnover rate (%)                                              47.34     124.79      25.03      67.80
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                                           0.15       0.32       0.01        --

                                                                        Class C
                                                                   -----------------
                                                                    Six months ended
                                                                     March 31, 1999
                                                                     (Unaudited)(a)
                                                                   -----------------
Net asset value, beginning of period ($)                                  15.06
                                                                          -----
 Net investment income (loss) ($)*                                        (0.05)
 Net realized and unrealized gain (loss) on investments ($)                0.36
                                                                         ------
Total from investment operations ($)                                       0.31
                                                                         ------
 Dividend from net investment income ($)                                    --
 Distributions from net realized gains ($)                                  --
                                                                         ------
Total distributions ($)                                                     --
                                                                         ------
Net asset value, end of period ($)                                        15.37
                                                                         ======
Total return(c) (%)                                                        2.06(e)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                                56,866
Ratio of operating expenses to average net assets (%)*                     2.30(f)
Ratio of net investment income (loss) to average net assets (%)*          (0.58)(f)
Portfolio turnover rate (%)                                               33.23
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                                             --

                                                                                       Class S
                                                                   -----------------------------------------------
                                                                              Years ended September 30
                                                                   -----------------------------------------------
                                                                       1995(b)     1996(a)    1997(a)    1998(a)
                                                                   -------------- --------- ---------- -----------
Net asset value, beginning of period ($)                                  9.55      11.15      15.18       20.83
                                                                        ------     ------     ------      ------
 Net investment income (loss) ($)*                                        0.09      (0.06)     (0.00)       0.10
 Net realized and unrealized gain (loss) on investments ($)               1.51       4.70       9.13       (5.10)
                                                                        ------     ------     ------      ------
Total from investment operations ($)                                      1.60       4.64       9.13       (5.00)
                                                                        ------     ------     ------      ------
 Dividend from net investment income ($)                                   --       (0.11)        --          --
 Distributions from net realized gains ($)                                 --       (0.50)     (3.48)      (0.23)
                                                                        ------     ------     ------      ------
Total distributions ($)                                                    --       (0.61)     (3.48)      (0.23)
                                                                        ------     ------     ------      ------
Net asset value, end of period ($)                                       11.15      15.18      20.83       15.60
                                                                        ======     ======     ======      ======
Total return(c) (%)                                                      16.75(e)    43.95     73.10      (24.23)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                                  117      7,752     14,542         750
Ratio of operating expenses to average net assets (%)*                    1.20(f)     1.20      1.16        1.04
Ratio of net investment income (loss) to average net assets (%)*          1.32(f)   (0.43)     (0.02)       0.53
Portfolio turnover rate (%)                                              47.34     124.79      25.03       67.80
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                                           0.15       0.32       0.12         --

                                                                        Class S
                                                                   -----------------
                                                                    Six months ended
                                                                     March 31, 1999
                                                                     (Unaudited)(a)
                                                                   -----------------
Net asset value, beginning of period ($)                                  15.60
                                                                          -----
 Net investment income (loss) ($)*                                         0.04
 Net realized and unrealized gain (loss) on investments ($)                0.35
                                                                          -----
Total from investment operations ($)                                       0.39
                                                                          -----
 Dividend from net investment income ($)                                    --
 Distributions from net realized gains ($)                                  --
                                                                          -----
Total distributions ($)                                                     --
                                                                          -----
Net asset value, end of period ($)                                        15.99
                                                                          =====
Total return(c) (%)                                                        2.50(e)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                                 1,446
Ratio of operating expenses to average net assets (%)*                     1.30(f)
Ratio of net investment income (loss) to average net assets (%)*           0.44(f)
Portfolio turnover rate (%)                                               33.23
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                                             --

--------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.

(b) February 13, 1995 (commencement of operations) to September 30, 1995.

(c) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

(d) January 1, 1999 (commencement of share class) to March 31, 1999.

(e) Not annualized.

(f) Annualized.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
--------------------------------------------------------------------------------

Fund Information                Officers                         Trustees
State Street Research           Ralph F. Verni                   Ralph F. Verni
Aurora Fund                     Chairman of the Board,           Chairman of the Board,
One Financial Center            President and                    President, Chief Executive
Boston, MA 02111                Chief Executive Officer          Officer and Director,
                                                                 State Street Research &
Investment Adviser              Peter C. Bennett                 Management Company
State Street Research &         Vice President
Management Company                                               Bruce R. Bond
One Financial Center            Jesus A. Cabrera                 Chairman of the Board,
Boston, MA 02111                Vice President                   Chief Executive Officer and
                                                                 President,
Distributor                     Lawrence J. Haverty, Jr.         PictureTel Corporation
State Street Research           Vice President
Investment Services, Inc.                                        Steve A. Garban
One Financial Center            Richard J. Jodka                 Former Senior Vice President
Boston, MA 02111                Vice President                   for Finance and Operations
                                                                 and Treasurer, The Pennsylvania
Shareholder Services            Rudolph K. Kluiber               State University
State Street Research           Vice President
Service Center                                                   Malcolm T. Hopkins
P.O. Box 8408                   James M. Weiss                   Former Vice Chairman of the Board
Boston, MA 02266-8408           Vice President                   and Chief Financial Officer,
1-800-562-0032                                                   St. Regis Corp.
                                Gerard P. Maus
Custodian                       Treasurer                        Dean O. Morton
State Street Bank and                                            Former Executive Vice President,
Trust Company                   Joseph W. Canavan                Chief Operating Officer and
225 Franklin Street             Assistant Treasurer              Director, Hewlett-Packard
Boston, MA 02110                                                 Company
                                Douglas A. Romich
Legal Counsel                   Assistant Treasurer              Susan M. Phillips
Goodwin, Procter & Hoar LLP                                      Dean, School of Business and
Exchange Place                  Francis J. McNamara, III         Public Management, George
Boston, MA 02109                Secretary and General Counsel    Washington University; former
                                                                 Member of the Board of Governors
                                Darman A. Wing                   of the Federal Reserve System and
                                Assistant Secretary and          Chairman and Commissioner of
                                Assistant General Counsel        the Commodity Futures Trading
                                                                 Commission
                                Amy L. Simmons
                                Assistant Secretary              Toby Rosenblatt
                                                                 President,
                                                                 The Glen Ellen Company
                                                                 Vice President,
                                                                 Founders Investments Ltd.

                                                                 Michael S. Scott Morton
                                                                 Jay W. Forrester Professor of
                                                                 Management, Sloan School of
                                                                 Management, Massachusetts
                                                                 Institute of Technology

[back cover]

State Street Research Aurora Fund                                   ------------
One Financial Center                                                  Bulk Rate
Boston, MA 02111                                                    U.S. Postage
                                                                        PAID
                                                                      Permit #6
                                                                    Hartford, CT
                                                                    ------------

Questions? Comments?
Call us at 1-800-562-0032
     [hearing impaired 1-800-676-7876]
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-Mail us at:
     info@ssrfunds.com
Internet site:
     www.ssrfunds.com

[State Street logo]

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Aurora Fund prospectus. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used after June 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  (exp 0500)SSR-LD                                   AR-645F-0599